UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-3518

Fidelity Newbury Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

 (Address of principal executive offices)       (Zip code)

William C. Coffey, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	October 31, 2018

Item 1.

Reports to Stockholders

Fidelity® Treasury Money Market Fund Fidelity® Tax-Exempt Money Market Fund Annual Report October 31, 2018

Contents

Investment Summary/Performance
Schedule of Investments
Financial Statements
Investment Summary/Performance
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 for Fidelity® Tax-Exempt Money Market Fund, Fidelity® Treasury Money Market Fund and Premium Class and 1-877-208-0098 for Capital Reserves Class, Daily Money Class and Advisor Class C to request a free copy of the proxy voting guidelines.

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Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Fidelity® Treasury Money Market Fund

Investment Summary/Performance (Unaudited)

Effective Maturity Diversification

Days	% of fund's investments 10/31/18
1 - 7	69.6
8 - 30	5.4
31 - 60	5.2
61 - 90	4.9
91 - 180	13.7
> 180	1.2

Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.

Asset Allocation (% of fund's net assets)

As of October 31, 2018
U.S. Treasury Debt	33.5%
Repurchase Agreements	67.0%
Net Other Assets (Liabilities)*	(0.5)%

 * Net Other Assets (Liabilities) are not included in the pie chart

Current 7-Day Yields

10/31/18
Capital Reserves Class	1.30%
Daily Money Class	1.55%
Advisor C Class	0.80%
Fidelity Treasury Money Market Fund	1.83%

Yield refers to the income paid by the Fund over a given period. Yield for money market funds is usually for seven-day periods, as it is here, though it is expressed as an annual percentage rate. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending October 31, 2018, the most recent period shown in the table, would have been 1.54% for Daily Money Class.

Fidelity® Treasury Money Market Fund

Schedule of Investments October 31, 2018

Showing Percentage of Net Assets

U.S. Treasury Debt - 33.5%
	Yield(a)	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - 33.5%
U.S. Treasury Bills
11/8/18 to 5/2/19	2.02 to 2.46%	$2,704,795	$2,688,053
U.S. Treasury Notes
11/30/18 to 7/31/20	2.07 to 2.47 (b)	2,136,655	2,134,682
TOTAL U.S. TREASURY DEBT
(Cost $4,822,735)			4,822,735

U.S. Treasury Repurchase Agreement - 67.0%
	Maturity Amount (000s)	Value (000s)
In a joint trading account at:
2.2% dated 10/31/18 due 11/1/18 (Collateralized by U.S. Treasury Obligations) #	$597,272	$597,236
2.2% dated 10/31/18 due 11/1/18 (Collateralized by U.S. Treasury Obligations) #	26,752	26,750
With:
Barclays Bank PLC at:
2.2%, dated 10/31/18 due 11/1/18 (Collateralized by U.S. Treasury Obligations valued at $1,938,368,455, 0.88% - 7.25%, 11/15/18 - 8/15/47)	1,900,116	1,900,000
2.22%, dated 10/31/18 due 11/1/18 (Collateralized by U.S. Treasury Obligations valued at $25,522,714, 2.25% - 6.50%, 7/31/23 - 5/15/48)	25,002	25,000
BMO Harris Bank NA at:
2.08%, dated 8/9/18 due 11/7/18
(Collateralized by U.S. Treasury Obligations valued at $12,359,848, 3.75%, 11/15/18)	12,062	12,000
(Collateralized by U.S. Treasury Obligations valued at $5,149,513, 3.75%, 11/15/18)	5,026	5,000
2.17%, dated 9/18/18 due 11/7/18 (Collateralized by U.S. Treasury Obligations valued at $18,729,984, 3.00% - 3.75%, 11/15/18 - 5/15/42)	18,076	18,000
BNP Paribas, SA at:
2.1%, dated 8/21/18 due 11/7/18 (Collateralized by U.S. Treasury Obligations valued at $53,264,488, 0.00% - 4.75%, 12/6/18 - 11/15/47)	52,273	52,000
2.13%, dated 8/27/18 due 11/7/18 (Collateralized by U.S. Treasury Obligations valued at $53,248,720, 0.00% - 8.00%, 11/8/18 - 11/15/46)	52,280	52,000
2.14%, dated 8/28/18 due 11/7/18 (Collateralized by U.S. Treasury Obligations valued at $39,933,812, 0.00% - 8.00%, 12/6/18 - 5/15/43)	39,211	39,000
2.15%, dated:
9/6/18 due 11/7/18 (Collateralized by U.S. Treasury Obligations valued at $35,880,321, 0.00% - 8.00%, 11/8/18 - 5/15/43)	35,088	34,900
9/7/18 due 11/7/18 (Collateralized by U.S. Treasury Obligations valued at $70,987,290, 0.00% - 8.00%, 11/8/18 - 8/15/46)	69,371	69,000
2.16%, dated:
9/10/18 due 11/7/18 (Collateralized by U.S. Treasury Obligations valued at $17,558,197, 0.00% - 4.25%, 12/6/18 - 5/15/45)	17,093	17,000
9/14/18 due 11/7/18 (Collateralized by U.S. Treasury Obligations valued at $53,275,138, 0.00% - 8.00%, 11/8/18 - 5/15/45)	52,187	52,000
2.17%, dated:
9/12/18 due 11/7/18 (Collateralized by U.S. Treasury Obligations valued at $71,512,954, 0.00% - 6.88%, 11/8/18 - 2/15/45)	70,279	69,900
9/17/18 due 11/7/18 (Collateralized by U.S. Treasury Obligations valued at $18,410,204, 0.00% - 6.25%, 11/8/18 - 11/15/44)	18,065	18,000
2.19%, dated:
9/17/18 due 11/7/18 (Collateralized by U.S. Treasury Obligations valued at $18,410,322, 0.00% - 6.75%, 11/8/18 - 11/15/47)	18,100	18,000
9/18/18 due 11/7/18 (Collateralized by U.S. Treasury Obligations valued at $39,916,995, 0.00% - 8.13%, 12/6/18 - 2/15/43)	39,214	39,000
2.2%, dated:
9/24/18 due 11/7/18 (Collateralized by U.S. Treasury Obligations valued at $36,085,189, 0.00% - 8.00%, 12/6/18 - 11/15/47)	35,128	35,000
9/26/18 due 11/7/18 (Collateralized by U.S. Treasury Obligations valued at $36,025,656, 0.00% - 8.00%, 11/8/18 - 5/15/43)	35,130	35,000
9/27/18 due 11/7/18 (Collateralized by U.S. Treasury Obligations valued at $89,057,182, 0.00% - 8.13%, 11/8/18 - 8/15/42)	87,324	87,000
2.21%, dated:
10/2/18 due 11/7/18 (Collateralized by U.S. Treasury Obligations valued at $58,247,163, 0.00% - 8.00%, 11/8/18 - 2/15/45)	57,217	57,000
10/4/18 due 11/7/18 (Collateralized by U.S. Treasury Obligations valued at $36,783,210, 0.00% - 7.50%, 11/8/18 - 11/15/47)	36,135	36,000
10/5/18 due 11/7/18 (Collateralized by U.S. Treasury Obligations valued at $36,799,329, 0.00% - 6.75%, 12/6/18 - 2/15/48)	36,133	36,000
10/15/18 due 11/7/18 (Collateralized by U.S. Treasury Obligations valued at $35,790,919, 0.00% - 8.00%, 11/30/18 - 5/15/45)	35,064	35,000
10/16/18 due 11/7/18 (Collateralized by U.S. Treasury Obligations valued at $18,501,681, 0.00% - 6.25%, 12/6/18 - 11/15/44)	18,034	18,000
10/19/18 due 11/7/18 (Collateralized by U.S. Treasury Obligations valued at $72,477,857, 0.00% - 8.00%, 12/6/18 - 8/15/47)	71,135	71,000
2.22%, dated:
10/10/18 due 11/7/18 (Collateralized by U.S. Treasury Obligations valued at $26,813,056, 0.00% - 8.00%, 11/8/18 - 2/15/48)	26,098	26,000
10/11/18 due 11/7/18 (Collateralized by U.S. Treasury Obligations valued at $54,134,964, 0.00% - 8.13%, 12/6/18 - 5/15/43)	53,199	53,000
10/15/18 due 11/7/18 (Collateralized by U.S. Treasury Obligations valued at $54,328,484, 0.00% - 4.75%, 11/8/18 - 2/15/48)	53,196	53,000
10/19/18 due 11/7/18 (Collateralized by U.S. Treasury Obligations valued at $35,728,733, 0.00% - 6.88%, 11/8/18 - 11/15/45)	35,130	35,000
CIBC Bank U.S.A. at 2.2%, dated 10/31/18 due 11/7/18 (Collateralized by U.S. Treasury Obligations valued at $32,662,631, 1.88% - 3.63%, 9/15/21 - 11/15/46)	32,014	32,000
Commerz Markets LLC at:
2.23%, dated:
10/30/18 due 11/6/18 (Collateralized by U.S. Treasury Obligations valued at $42,845,313, 0.00% - 2.25%, 10/10/19 - 8/15/27)	42,018	42,000
10/31/18 due 11/1/18 (Collateralized by U.S. Treasury Obligations valued at $214,213,271, 1.50% - 3.00%, 10/31/20 - 2/15/28)	210,013	210,000
2.24%, dated 10/25/18 due 11/1/18 (Collateralized by U.S. Treasury Obligations valued at $41,838,293, 1.25% - 2.63%, 10/31/20 - 5/15/25)	41,018	41,000
Credit AG at:
2.19%, dated 10/26/18 due 11/2/18 (Collateralized by U.S. Treasury Obligations valued at $35,713,107, 2.63%, 7/15/21)	35,015	35,000
2.2%, dated 10/31/18 due 11/7/18 (Collateralized by U.S. Treasury Obligations valued at $36,722,255, 2.63%, 7/15/21)	36,015	36,000
Deutsche Bank AG at 2.22%, dated 10/31/18 due 11/1/18 (Collateralized by U.S. Treasury Obligations valued at $94,865,915, 1.13% - 8.13%, 8/15/19 - 2/15/46)	93,006	93,000
Deutsche Bank Securities, Inc. at:
2.21%, dated:
10/25/18 due 11/1/18 (Collateralized by U.S. Treasury Obligations valued at $107,146,045, 2.13%, 8/15/21 - 5/15/25)	105,045	105,000
10/30/18 due 11/6/18 (Collateralized by U.S. Treasury Obligations valued at $55,086,782, 2.88%, 5/31/25)	54,023	54,000
2.23%, dated 10/26/18 due 11/2/18 (Collateralized by U.S. Treasury Obligations valued at $41,835,605, 2.88%, 5/31/25)	41,018	41,000
DNB Bank ASA at 2.2%, dated 10/31/18 due 11/1/18 (Collateralized by U.S. Treasury Obligations valued at $889,494,430, 1.13% - 2.75%, 5/31/19 - 2/15/28)	872,053	872,000
Fixed Income Clearing Corp. - BNYM at:
2.2%, dated 10/31/18 due 11/1/18 (Collateralized by U.S. Treasury Obligations valued at $1,373,940,074, 1.00% - 3.75%, 5/31/20 - 2/15/46)	1,347,082	1,347,000
2.21%, dated 10/31/18 due 11/1/18 (Collateralized by U.S. Treasury Obligations valued at $360,060,082, 0.00% - 2.00%, 1/3/19 - 7/15/24)	353,022	353,000
HSBC Securities, Inc. at:
2.19%, dated 10/30/18 due 11/6/18 (Collateralized by U.S. Treasury Obligations valued at $54,066,621, 0.00% - 2.75%, 11/8/18 - 9/30/24)	53,023	53,000
2.2%, dated 10/31/18 due:
11/1/18 (Collateralized by U.S. Treasury Obligations valued at $18,484,927, 1.50%, 1/31/22)	18,001	18,000
11/7/18 (Collateralized by U.S. Treasury Obligations valued at $27,541,687, 0.00% - 1.75%, 4/11/19 - 1/31/23)	27,012	27,000
ING Financial Markets LLC at:
2.2%, dated:
10/23/18 due 11/6/18 (Collateralized by U.S. Treasury Obligations valued at $10,205,610, 0.00% - 2.75%, 1/3/19 - 8/31/23)	10,009	10,000
10/31/18 due:
11/1/18 (Collateralized by U.S. Treasury Obligations valued at $72,523,787, 1.38%, 5/31/21)	71,004	71,000
11/7/18 (Collateralized by U.S. Treasury Obligations valued at $11,220,724, 0.00% - 3.00%, 1/3/19 - 2/15/48)	11,005	11,000
2.21%, dated 10/31/18 due 11/1/18 (Collateralized by U.S. Treasury Obligations valued at $14,388,212, 1.63%, 6/30/19)	14,001	14,000
Lloyds Bank PLC at:
2.09%, dated 8/2/18 due 11/2/18 (Collateralized by U.S. Treasury Obligations valued at $9,249,772, 2.00% - 8.00%, 11/15/21 - 2/15/26)	9,048	9,000
2.12%, dated 8/15/18 due 11/15/18 (Collateralized by U.S. Treasury Obligations valued at $9,241,970, 2.00% - 6.75%, 4/30/24 - 8/15/26)	9,049	9,000
2.14%, dated 8/23/18 due 11/23/18 (Collateralized by U.S. Treasury Obligations valued at $26,669,552, 2.00% - 6.75%, 11/15/20 - 8/15/26)	26,142	26,000
2.19%, dated 9/7/18 due 12/7/18 (Collateralized by U.S. Treasury Obligations valued at $35,806,426, 2.00% - 6.00%, 4/30/24 - 2/15/26)	35,194	35,000
2.24%, dated 9/19/18 due 12/19/18 (Collateralized by U.S. Treasury Obligations valued at $28,817,508, 2.00% - 6.75%, 4/30/24 - 8/15/26)	28,159	28,000
2.25%, dated 9/25/18 due 12/21/18 (Collateralized by U.S. Treasury Obligations valued at $35,786,930, 1.00% - 6.00%, 11/30/19 - 2/15/26)	35,190	35,000
2.32%, dated 10/10/18 due 1/16/19 (Collateralized by U.S. Treasury Obligations valued at $27,568,251, 6.75%, 8/15/26)	27,171	27,000
2.37%, dated 10/25/18 due 1/25/19 (Collateralized by U.S. Treasury Obligations valued at $17,348,867, 1.00%, 11/30/19)	17,103	17,000
Mizuho Securities U.S.A., Inc. at 2.21%, dated 10/31/18 due 11/1/18 (Collateralized by U.S. Treasury Obligations valued at $163,178,633, 2.63% - 2.75%, 11/15/23 - 3/31/25)	160,010	160,000
MUFG Securities (Canada), Ltd. at:
2.2%, dated:
10/25/18 due 11/1/18 (Collateralized by U.S. Treasury Obligations valued at $18,367,888, 2.25% - 2.75%, 3/31/20 - 5/15/27)	18,008	18,000
10/26/18 due 11/2/18 (Collateralized by U.S. Treasury Obligations valued at $19,387,152, 1.38% - 2.75%, 1/31/21 - 6/30/25)	19,008	19,000
10/31/18 due 11/7/18 (Collateralized by U.S. Treasury Obligations valued at $14,280,919, 1.13% - 2.88%, 3/31/20 - 5/15/28)	14,006	14,000
2.21%, dated:
10/29/18 due 11/5/18 (Collateralized by U.S. Treasury Obligations valued at $43,868,133, 1.13% - 2.88%, 6/30/20 - 11/15/27)	43,018	43,000
10/31/18 due 11/1/18 (Collateralized by U.S. Treasury Obligations valued at $51,003,171, 1.38% - 2.88%, 5/31/20 - 7/31/25)	50,003	50,000
MUFG Securities EMEA PLC at:
2.15%, dated 9/11/18 due 11/7/18 (Collateralized by U.S. Treasury Obligations valued at $3,075,277, 1.25% - 2.50%, 6/30/20 - 3/31/21)	3,012	3,000
2.2%, dated:
10/4/18 due 11/7/18 (Collateralized by U.S. Treasury Obligations valued at $25,535,669, 2.75%, 2/28/25)	25,052	25,000
10/11/18 due 11/7/18 (Collateralized by U.S. Treasury Obligations valued at $14,296,236, 1.00%, 3/15/19)	14,028	14,000
10/24/18 due 11/7/18 (Collateralized by U.S. Treasury Obligations valued at $8,159,164, 2.75%, 4/30/25)	8,011	8,000
10/29/18 due 11/7/18
(Collateralized by U.S. Treasury Obligations valued at $7,139,977, 1.38% - 2.75%, 5/31/20 - 4/30/25)	7,005	7,000
(Collateralized by U.S. Treasury Obligations valued at $18,360,383, 2.50%, 1/31/25)	18,018	18,000
(Collateralized by U.S. Treasury Obligations valued at $4,083,576, 2.00%, 10/31/22)	4,007	4,000
10/30/18 due 11/7/18 (Collateralized by U.S. Treasury Obligations valued at $7,141,536, 2.25% - 2.75%, 3/31/20 - 4/30/25)	7,012	7,000
10/31/18 due 11/7/18
(Collateralized by U.S. Treasury Obligations valued at $26,646,203, 2.63%, 8/15/20)	26,033	26,000
(Collateralized by U.S. Treasury Obligations valued at $23,477,184, 2.63%, 8/15/20)	22,929	22,900
11/1/18 due 11/7/18 (Collateralized by U.S. Treasury Obligations valued at $13,390,000, 2.88%, 5/31/25)	13,014	13,000
2.21%, dated:
10/18/18 due 11/7/18 (Collateralized by U.S. Treasury Obligations valued at $9,186,962, 2.25%, 3/31/20)	9,014	9,000
10/22/18 due 11/7/18 (Collateralized by U.S. Treasury Obligations valued at $4,081,437, 2.25%, 3/31/20)	4,009	4,000
10/31/18 due 11/1/18 (Collateralized by U.S. Treasury Obligations valued at $16,363,570, 1.13%, 8/31/21)	16,001	16,000
Natixis SA at 2.2%, dated:
10/15/18 due 11/7/18 (Collateralized by U.S. Treasury Obligations valued at $145,628,875, 0.00% - 6.00%, 11/23/18 - 5/15/46)	142,260	142,000
10/25/18 due 11/7/18 (Collateralized by U.S. Treasury Obligations valued at $35,715,274, 0.00% - 6.00%, 4/11/19 - 11/15/42)	35,068	35,000
Nomura Securities International, Inc. at:
2.2%, dated 10/31/18 due:
11/1/18 (Collateralized by U.S. Treasury Obligations valued at $144,060,855, 1.13% - 8.13%, 6/30/19 - 11/15/45)	141,009	141,000
11/7/18 (Collateralized by U.S. Treasury Obligations valued at $200,952,301, 0.00% - 6.38%, 11/8/18 - 11/15/27)	197,084	197,000
2.21%, dated 10/30/18 due 11/6/18 (Collateralized by U.S. Treasury Obligations valued at $244,002,597, 0.00% - 7.63%, 11/15/18 - 5/15/48)	239,103	239,000
Norinchukin Bank at:
2.19%, dated 8/28/18 due 11/28/18 (Collateralized by U.S. Treasury Obligations valued at $27,649,331, 2.63%, 11/15/20)	27,151	27,000
2.2%, dated 9/11/18 due 11/14/18 (Collateralized by U.S. Treasury Obligations valued at $9,213,085, 2.63%, 11/15/20)	9,035	9,000
2.23%, dated 9/21/18 due 11/19/18 (Collateralized by U.S. Treasury Obligations valued at $18,406,022, 2.63%, 11/15/20)	18,066	18,000
2.26%, dated 10/9/18 due 12/4/18 (Collateralized by U.S. Treasury Obligations valued at $18,385,873, 2.63%, 11/15/20)	18,063	18,000
2.29%, dated:
10/11/18 due 12/17/18 (Collateralized by U.S. Treasury Obligations valued at $9,192,937, 2.63%, 11/15/20)	9,038	9,000
10/12/18 due 12/18/18 (Collateralized by U.S. Treasury Obligations valued at $9,192,937, 2.63%, 11/15/20)	9,038	9,000
2.3%, dated:
10/2/18 due 12/21/18 (Collateralized by U.S. Treasury Obligations valued at $9,197,974, 2.63%, 11/15/20)	9,046	9,000
10/17/18 due 12/21/18 (Collateralized by U.S. Treasury Obligations valued at $18,380,836, 2.63%, 11/15/20)	18,075	18,000
2.39%, dated 10/19/18 due 1/18/19 (Collateralized by U.S. Treasury Obligations valued at $14,295,646, 2.63%, 11/15/20)	14,085	14,000
2.4%, dated 10/23/18 due 1/23/19 (Collateralized by U.S. Treasury Obligations valued at $17,353,242, 2.63%, 11/15/20)	17,104	17,000
RBC Dominion Securities at:
2.19%, dated 10/25/18 due 11/1/18 (Collateralized by U.S. Treasury Obligations valued at $26,612,088, 1.00% - 4.25%, 5/31/19 - 11/15/47)	26,011	26,000
2.2%, dated:
10/22/18 due 11/7/18 (Collateralized by U.S. Treasury Obligations valued at $9,185,656, 1.25% - 3.00%, 5/31/19 - 11/15/44)	9,017	9,000
10/29/18 due 11/5/18 (Collateralized by U.S. Treasury Obligations valued at $35,844,852, 1.13% - 4.25%, 5/31/19 - 8/15/46)	35,015	35,000
2.31%, dated:
10/17/18 due 11/7/18 (Collateralized by U.S. Treasury Obligations valued at $27,566,599, 0.00% - 3.00%, 11/29/18 - 8/15/47)	27,159	27,000
10/19/18 due 11/7/18 (Collateralized by U.S. Treasury Obligations valued at $18,375,362, 1.25% - 3.00%, 5/31/19 - 11/15/44)	18,102	18,000
10/22/18 due 11/7/18 (Collateralized by U.S. Treasury Obligations valued at $18,373,570, 1.25% - 4.38%, 5/31/19 - 11/15/47)	18,097	18,000
10/23/18 due 11/7/18
(Collateralized by U.S. Treasury Obligations valued at $18,370,685, 1.25% - 3.00%, 5/31/19 - 11/15/44)	18,091	18,000
(Collateralized by U.S. Treasury Obligations valued at $18,370,644, 1.25% - 3.00%, 5/31/19 - 11/15/44)	18,092	18,000
(Collateralized by U.S. Treasury Obligations valued at $11,226,519, 1.13% - 2.63%, 9/30/20 - 5/31/24)	11,059	11,000
2.32%, dated:
10/23/18 due 11/7/18 (Collateralized by U.S. Treasury Obligations valued at $17,352,949, 1.13% - 3.63%, 1/31/20 - 11/15/47)	17,095	17,000
10/25/18 due 11/7/18 (Collateralized by U.S. Treasury Obligations valued at $9,273,555, 1.25% - 4.25%, 5/31/19 - 11/15/47)	9,048	9,000
RBC Financial Group at:
2.14%, dated 9/11/18 due 11/7/18 (Collateralized by U.S. Treasury Obligations valued at $35,808,413, 2.13% - 7.63%, 11/15/22 - 8/15/44)	35,123	35,000
2.18%, dated 9/20/18 due 11/7/18 (Collateralized by U.S. Treasury Obligations valued at $101,013,286, 2.00% - 7.63%, 5/15/20 - 2/15/48)	98,356	98,000
2.34%, dated 10/26/18 due 11/7/18 (Collateralized by U.S. Treasury Obligations valued at $18,367,227, 2.13% - 7.63%, 7/15/21 - 11/15/25)	18,105	18,000
RBS Securities, Inc. at:
2.2%, dated:
10/25/18 due 11/1/18 (Collateralized by U.S. Treasury Obligations valued at $26,531,385, 1.63%, 5/15/26)	26,011	26,000
10/26/18 due 11/2/18 (Collateralized by U.S. Treasury Obligations valued at $26,529,747, 1.63%, 5/15/26)	26,011	26,000
2.21%, dated:
10/30/18 due 11/6/18 (Collateralized by U.S. Treasury Obligations valued at $14,281,844, 2.75%, 5/31/23)	14,006	14,000
10/31/18 due 11/7/18 (Collateralized by U.S. Treasury Obligations valued at $27,541,741, 1.63%, 5/15/26)	27,012	27,000
SMBC Nikko Securities America, Inc. at 2.21%, dated 10/31/18 due 11/1/18 (Collateralized by U.S. Treasury Obligations valued at $285,677,654, 2.00% - 3.63%, 2/15/20 - 6/30/25)	280,017	280,000
Societe Generale at:
2.2%, dated 10/31/18 due 11/7/18 (Collateralized by U.S. Treasury Obligations valued at $18,361,197, 0.00% - 2.50%, 1/31/19 - 4/30/22)	18,008	18,000
2.25%, dated 10/12/18 due 11/27/18 (Collateralized by U.S. Treasury Obligations valued at $256,807,444, 0.00% - 8.50%, 12/27/18 - 8/15/46)	250,719	250,000
Sumitomo Mitsui Trust Bank Ltd. at 2.27%, dated 10/24/18 due 11/7/18 (Collateralized by U.S. Treasury Obligations valued at $7,150,848, 1.75%, 5/15/23)	7,006	7,000
TOTAL U.S. TREASURY REPURCHASE AGREEMENT
(Cost $9,660,686)		9,660,686
TOTAL INVESTMENT IN SECURITIES - 100.5%
(Cost $14,483,421)		14,483,421
NET OTHER ASSETS (LIABILITIES) - (0.5)%		(75,327)
NET ASSETS - 100%		$14,408,094

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information

# Additional information on each counterparty to the repurchase agreement is as follows:

Repurchase Agreement / Counterparty	Value (000)
$597,236,000 due 11/01/18 at 2.20%
Sumitomo Mitsu Bk Corp Ny (DI)	$90,000
Wells Fargo Securities LLC	507,236
$597,236
$26,750,000 due 11/01/18 at 2.20%
Credit Agricole CIB New York Branch	26,750
$26,750

See accompanying notes which are an integral part of the financial statements.

Fidelity® Treasury Money Market Fund

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		October 31, 2018
Assets
Investment in securities, at value (including repurchase agreements of $9,660,686) — See accompanying schedule: Unaffiliated issuers (cost $14,483,421)		$14,483,421
Cash		1
Receivable for investments sold		50,756
Receivable for fund shares sold		387,496
Interest receivable		9,858
Prepaid expenses		26
Receivable from investment adviser for expense reductions		9
Total assets		14,931,567
Liabilities
Payable for investments purchased	$233,600
Payable for fund shares redeemed	276,677
Distributions payable	7,034
Accrued management fee	2,990
Distribution and service plan fees payable	985
Other affiliated payables	2,106
Other payables and accrued expenses	81
Total liabilities		523,473
Net Assets		$14,408,094
Net Assets consist of:
Paid in capital		$14,408,107
Total distributable earnings (loss)		(13)
Net Assets		$14,408,094
Net Asset Value and Maximum Offering Price
Capital Reserves Class:
Net Asset Value, offering price and redemption price per share ($1,201,385 ÷ 1,200,845 shares)		$1.00
Daily Money Class:
Net Asset Value, offering price and redemption price per share ($1,888,969 ÷ 1,888,629 shares)		$1.00
Advisor C Class:
Net Asset Value and offering price per share ($96,572 ÷ 96,557 shares)(a)		$1.00
Fidelity Treasury Money Market Fund:
Net Asset Value, offering price and redemption price per share ($11,221,168 ÷ 11,220,799 shares)		$1.00

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Year ended October 31, 2018
Investment Income
Interest		$232,873
Expenses
Management fee	$34,088
Transfer agent fees	22,218
Distribution and service plan fees	12,590
Accounting fees and expenses	968
Custodian fees and expenses	124
Independent trustees' fees and expenses	56
Registration fees	1,541
Audit	50
Legal	29
Miscellaneous	55
Total expenses before reductions	71,719
Expense reductions	(764)
Total expenses after reductions		70,955
Net investment income (loss)		161,918
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		8
Total net realized gain (loss)		8
Net increase in net assets resulting from operations		$161,926

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Year ended October 31, 2018	Year ended October 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$161,918	$38,325
Net realized gain (loss)	8	5
Net increase in net assets resulting from operations	161,926	38,330
Distributions to shareholders	(161,920)	–
Distributions to shareholders from net investment income	–	(38,322)
Total distributions	(161,920)	(38,322)
Share transactions - net increase (decrease)	1,610,730	(839,833)
Total increase (decrease) in net assets	1,610,736	(839,825)
Net Assets
Beginning of period	12,797,358	13,637,183
End of period	$14,408,094	$12,797,358

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Treasury Money Market Fund Capital Reserves Class

Years ended October 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.007	–A	–A	–A	–A
Net realized and unrealized gain (loss)A	–	–	–	–	–
Total from investment operations	.007	–A	–A	–A	–A
Distributions from net investment income	(.007)	–A	–A	–A	–A
Total distributions	(.007)	–A	–A	–A	–A
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB	.75%	.05%	.01%	.01%	.01%
Ratios to Average Net AssetsC
Expenses before reductions	.97%	.97%	.97%	.99%	.98%
Expenses net of fee waivers, if any	.95%	.75%	.33%	.10%	.07%
Expenses net of all reductions	.95%	.75%	.33%	.10%	.07%
Net investment income (loss)	.76%	.04%	.02%	.01%	.01%
Supplemental Data
Net assets, end of period (in millions)	$1,201	$1,170	$1,256	$1,259	$1,525

 A Amount represents less than $.0005 per share.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Fidelity Treasury Money Market Fund Daily Money Class

Years ended October 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.010	.002	–A	–A	–A
Net realized and unrealized gain (loss)A	–	–	–	–	–
Total from investment operations	.010	.002	–A	–A	–A
Distributions from net investment income	(.010)	(.002)	–A	–A	–A
Total distributions	(.010)	(.002)	–A	–A	–A
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB	1.00%	.17%	.01%	.01%	.01%
Ratios to Average Net AssetsC
Expenses before reductions	.72%	.72%	.72%	.74%	.73%
Expenses net of fee waivers, if any	.70%	.62%	.33%	.09%	.07%
Expenses net of all reductions	.70%	.62%	.33%	.09%	.07%
Net investment income (loss)	1.01%	.17%	.02%	.01%	.01%
Supplemental Data
Net assets, end of period (in millions)	$1,889	$2,534	$3,837	$4,307	$4,718

 A Amount represents less than $.0005 per share.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Fidelity Treasury Money Market Fund Advisor C Class

Years ended October 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.003	–A	–A	–A	–A
Net realized and unrealized gain (loss)A	–	–	–	–	–
Total from investment operations	.003	–A	–A	–A	–A
Distributions from net investment income	(.003)	–A	–A	–A	–A
Total distributions	(.003)	–A	–A	–A	–A
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB,C	.31%	.01%	.01%	.01%	.01%
Ratios to Average Net AssetsD
Expenses before reductions	1.47%	1.47%	1.47%	1.49%	1.48%
Expenses net of fee waivers, if any	1.39%	.76%	.33%	.10%	.07%
Expenses net of all reductions	1.39%	.76%	.33%	.10%	.07%
Net investment income (loss)	.32%	.03%	.02%	.01%	.01%
Supplemental Data
Net assets, end of period (in millions)	$97	$101	$136	$131	$101

 A Amount represents less than $.0005 per share.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the contingent deferred sales charge.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Fidelity Treasury Money Market Fund

Years ended October 31,	2018	2017	2016	2015 A
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.013	.004	–B	–B
Net realized and unrealized gain (loss)B	–	–	–	–
Total from investment operations	.013	.004	–B	–B
Distributions from net investment income	(.013)	(.004)	–B	–B
Total distributions	(.013)	(.004)	–B	–B
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00
Total ReturnC,D	1.29%	.38%	.01%	.01%
Ratios to Average Net AssetsE
Expenses before reductions	.42%	.42%	.42%	.42%F
Expenses net of fee waivers, if any	.42%	.42%	.35%	.11%F
Expenses net of all reductions	.42%	.42%	.35%	.11%F
Net investment income (loss)	1.29%	.37%	-%	.01%F
Supplemental Data
Net assets, end of period (in millions)	$11,221	$8,992	$8,408	$1,522

 A For the period April 6, 2015 (commencement of sale of shares) to October 31, 2015.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity® Tax-Exempt Money Market Fund

Investment Summary/Performance (Unaudited)

Effective Maturity Diversification

Days	% of fund's investments 10/31/18
1 - 7	68.8
8 - 30	3.4
31 - 60	9.0
61 - 90	4.8
91 - 180	3.6
> 180	10.4

Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.

Asset Allocation (% of fund's net assets)

As of October 31, 2018
Variable Rate Demand Notes (VRDNs)	16.6%
Tender Option Bond	48.5%
Other Municipal Security	32.1%
Investment Companies	2.5%
Net Other Assets (Liabilities)	0.3%

Current 7-Day Yields

10/31/18
Capital Reserves Class	0.75%
Daily Money Class	1.00%
Fidelity Tax-Exempt Money Market Fund	1.25%
Premium Class	1.37%

Yield refers to the income paid by the Fund over a given period. Yield for money market funds is usually for seven-day periods, as it is here, though it is expressed as an annual percentage rate. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending October 31, 2018, the most recent period shown in the table, would have been 1.24% for Fidelity Tax-Exempt Money Market Fund and 1.34% for Premium Class.

Fidelity® Tax-Exempt Money Market Fund

Schedule of Investments October 31, 2018

Showing Percentage of Net Assets

Variable Rate Demand Note - 16.6%
	Principal Amount (000s)	Value (000s)
Alabama - 1.1%
Columbia Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Proj.) Series 2014 A, 1.71% 11/1/18, VRDN (a)	$9,060	$9,060
Mobile Downtown Redev. Auth. Gulf Opportunity Zone Series 2011 B, 1.64% 11/7/18, LOC Societe Generale, VRDN (a)(b)	3,455	3,455
Mobile Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Barry Plant Proj.) Series 2007 C, 1.7% 11/7/18, VRDN (a)	9,000	9,000
Tuscaloosa County Indl. Dev. Gulf Opportunity Series 2012 A, 1.64% 11/7/18, LOC JPMorgan Chase Bank, VRDN (a)	13,000	13,000
West Jefferson Indl. Dev. Series 2008, 1.7% 11/7/18, VRDN (a)	7,100	7,100
		41,615
Alaska - 2.0%
Valdez Marine Term. Rev.:
(ConocoPhillips Proj.) Series 1994 A, 1.65% 11/7/18, VRDN (a)	28,000	28,000
(Phillips Trans. Alaska, Inc. Proj.):
Series 1994 B, 1.69% 11/7/18, VRDN (a)	13,800	13,800
Series 1994 C, 1.62% 11/7/18, VRDN (a)	27,100	27,100
Series 2002, 1.65% 11/7/18, VRDN (a)	9,300	9,300
		78,200
Arizona - 1.3%
Arizona Health Facilities Auth. Rev. (Catholic Healthcare West Proj.) Series 2009 F, 1.68% 11/7/18, LOC Mizuho Corporate Bank Ltd., VRDN (a)	45,300	45,300
Maricopa County Poll. Cont. Rev. (Arizona Pub. Svc. Co. Palo Verde Proj.) Series 2009 A, 1.65% 11/7/18, VRDN (a)	6,825	6,825
FHLMC Phoenix Indl. Dev. Auth. Multi-family Hsg. Rev. (Del Mar Terrace Apts. Proj.) Series 1999 A, 1.67% 11/7/18, LOC Freddie Mac, VRDN (a)	500	500
		52,625
Colorado - 0.3%
Colorado Edl. & Cultural Facilities Auth. Rev. (Clyfford Still Museum Proj.) Series 2008, 1.7% 11/7/18, LOC Wells Fargo Bank NA, VRDN (a)	1,605	1,605
Colorado Health Facilities Auth. Rev. (Boulder Cmnty. Hosp. Proj.) Series 2000, 1.65% 11/7/18, LOC JPMorgan Chase Bank, VRDN (a)	5,905	5,905
Mesa County Econ. Dev. Rev. (Leitner-Poma of America, Inc. Proj.) Series 2009, 1.7% 11/7/18, LOC Wells Fargo Bank NA, VRDN (a)	5,310	5,310
		12,820
Connecticut - 1.3%
Connecticut Gen. Oblig. Series 2016 C, 1.72% 11/7/18 (Liquidity Facility Bank of America NA), VRDN (a)	47,585	47,585
Connecticut Hsg. Fin. Auth. (Ct Gen. Hsg. 9/27/72 Proj.) 2017 Subseries A-3, 1.62% 11/7/18 (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	1,950	1,950
		49,535
Delaware - 0.1%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.):
Series 1993 C, 1.73% 11/7/18, VRDN (a)	2,200	2,200
Series 1999 A, 1.7% 11/7/18, VRDN (a)	3,500	3,500
		5,700
District Of Columbia - 0.2%
FHLMC District of Columbia Hsg. Fin. Agcy. Multi-family Hsg. Rev. (Pentacle Apts. Proj.) Series 2008, 1.66% 11/7/18, LOC Freddie Mac, VRDN (a)	6,250	6,250
Florida - 0.0%
FNMA Volusia County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Fisherman's Landing Apts. Proj.) 1.68% 11/7/18, LOC Fannie Mae, VRDN (a)	500	500
Georgia - 0.8%
Burke County Indl. Dev. Auth. Poll. Cont. Rev.:
(Georgia Pwr. Co. Plant Vogtle Proj.) Eighth Series 1994, 1.87% 11/1/18, VRDN (a)	13,105	13,105
(Oglethorpe Pwr. Corp. Proj.) Series 2010 A, 1.64% 11/7/18, LOC Bank of America NA, VRDN (a)	4,940	4,940
Coweta County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Yates Proj.) Series 2006, 1.89% 11/1/18, VRDN (a)	1,850	1,850
Effingham County Indl. Dev. Auth. Poll Cont. 1.91% 11/1/18, VRDN (a)	1,500	1,500
Monroe County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Scherer Proj.) Series 1997, 1.89% 11/1/18, VRDN (a)	9,850	9,850
		31,245
Illinois - 0.9%
Illinois Fin. Auth. Rev. (The Univ. of Chicago Med. Ctr. Proj.) Series 2010 A, 1.68% 11/1/18, LOC Bank of America NA, VRDN (a)	7,250	7,250
Illinois Toll Hwy. Auth. Toll Hwy. Rev.:
Series 2007 A 2C, 1.62% 11/7/18, LOC Landesbank Hessen-Thuringen, VRDN (a)	6,400	6,400
Series 2007 A-2A, 1.62% 11/7/18, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)	5,900	5,900
Series 2007 A1, 1.63% 11/7/18, LOC Landesbank Hessen-Thuringen, VRDN (a)	17,700	17,700
		37,250
Indiana - 0.2%
Lawrenceburg Poll. Cont. Rev. (Indiana Michigan Pwr. Co. Proj.):
Series H, 1.7% 11/7/18, VRDN (a)	5,600	5,600
Series I, 1.7% 11/7/18, VRDN (a)	2,700	2,700
		8,300
Iowa - 0.5%
Iowa Fin. Auth. Midwestern Disaster Area Econ. Dev. Series 2012 A, 1.64% 11/7/18, VRDN (a)	19,700	19,700
Louisiana - 2.2%
Louisiana Pub. Facilities Auth. Rev. (Christus Health Proj.) Series 2009 B1, 1.68% 11/7/18, LOC Bank of New York, New York, VRDN (a)	6,100	6,100
Saint James Parish Gen. Oblig.:
(Nucor Steel Louisiana LLC Proj.):
Series 2010 A1, 1.85% 11/7/18, VRDN (a)	24,100	24,100
Series 2010 B1, 1.85% 11/7/18, VRDN (a)	18,000	18,000
(NuStar Logistics, L.P. Proj.) Series 2010, 1.64% 11/7/18, LOC Mizuho Bank Ltd., VRDN (a)	33,000	33,000
FHLMC Louisiana Hsg. Fin. Auth. Multi-family Hsg. Rev. (The Reserve at Jefferson Proj.) Series 2008, 1.6% 11/7/18, LOC Freddie Mac, VRDN (a)	5,595	5,595
		86,795
Minnesota - 0.4%
FNMA Minnetonka Multi-family Hsg. Rev. (Cliffs at Ridgedale Proj.) Series 1995, 1.68% 11/7/18, LOC Fannie Mae, VRDN (a)	15,950	15,950
Mississippi - 0.4%
Mississippi Bus. Fin. Corp. (Chevron U.S.A., Inc. Proj.) Series 2007 A, 1.71% 11/1/18 (Chevron Corp. Guaranteed), VRDN (a)	3,285	3,285
Mississippi Dev. Bank Spl. Oblig. (Harrison County Proj.) Series 2008 A2, 1.74% 11/7/18, LOC Bank of America NA, VRDN (a)	10,833	10,833
		14,118
Nevada - 0.6%
Clark County Indl. Dev. Rev. (Southwest Gas Corp. Proj.) Series 2009 A, 1.61% 11/7/18, LOC Bank of America NA, VRDN (a)	14,600	14,600
Reno Cap. Impt. Rev. Series 2005 A, 1.7% 11/7/18, LOC Bank of America NA, VRDN (a)	7,200	7,200
		21,800
New York - 1.1%
New York City Transitional Fin. Auth. Rev. Series 2003 A2, 1.68% 11/2/18 (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.), VRDN (a)	9,050	9,050
New York Hsg. Fin. Agcy. Rev. (Tribeca Green Hsg. Proj.) Series 2003 A, 1.62% 11/7/18, LOC Landesbank Hessen-Thuringen, VRDN (a)	13,200	13,200
FNMA New York Hsg. Fin. Agcy. Rev. Series 2009 A, 1.68% 11/7/18, LOC Fannie Mae, VRDN (a)	19,120	19,120
		41,370
North Carolina - 0.2%
Lower Cape Fear Wtr. & Swr. Auth. Rev. (Bladen Bluffs Proj.) Series 2010, 1.67% 11/7/18, LOC Rabobank Nederland New York Branch, VRDN (a)	1,100	1,100
Parson County Indl. Facilities and Poll. Cont. Fing. Auth. (CertainTeed Gypsum NC, Inc. Proj.) Series 2010, 1.64% 11/7/18, LOC Cr. Industriel et Commercial, VRDN (a)	6,100	6,100
		7,200
Ohio - 0.3%
Cuyahoga County Health Care Facilities Rev. (The A.M. McGregor Home Proj.) Series 2014, 1.65% 11/7/18, LOC Northern Trust Co., VRDN (a)	8,885	8,885
Ohio Spl. Oblig. (Adult Correctional Bldg. Fund Projs.) Series 2016 C, 1.7% 11/7/18, VRDN (a)	2,500	2,500
		11,385
Pennsylvania - 0.3%
Chester County Health & Ed. Auth. Rev. 1.65% 11/7/18, LOC Manufacturers & Traders Trust Co., VRDN (a)	6,290	6,290
Lancaster Indl. Dev. Auth. Rev. (Mennonite Home Proj.) 1.7% 11/7/18, LOC Manufacturers & Traders Trust Co., VRDN (a)	2,520	2,520
Philadelphia Auth. for Indl. Dev. Rev. (Spl. People in Northeast, Inc. Proj.) Series 2006, 1.89% 11/7/18, LOC Citizens Bank of Pennsylvania, VRDN (a)	3,440	3,440
		12,250
South Carolina - 0.0%
South Carolina Jobs-Econ. Dev. Auth. Econ. Dev. Rev. (Institute for Bus. and Home Safety Proj.) Series 2009, 1.62% 11/7/18, LOC Branch Banking & Trust Co., VRDN (a)	1,100	1,100
Tennessee - 0.1%
Clarksville Pub. Bldg. Auth. Rev. (Tennessee Muni. Bond Fund Proj.) Series 1994, 1.61% 11/7/18, LOC Bank of America NA, VRDN (a)	1,955	1,955
Montgomery County Pub. Bldg. Auth. Pooled Fing. Rev. (Tennessee County Ln. Pool Prog.) Series 1999, 1.61% 11/7/18, LOC Bank of America NA, VRDN (a)	1,880	1,880
		3,835
Texas - 1.3%
Austin Wtr. & Wastewtr. Sys. Rev. Series 2008, 1.66% 11/7/18, LOC Barclays Bank PLC, VRDN (a)	8,500	8,500
Port Arthur Navigation District Exempt Facilities (Var-Total Petrochemicals Proj.) Series 2009, 1.66% 11/7/18 (Total SA Guaranteed), VRDN (a)	3,000	3,000
Port Arthur Navigation District Indl. Dev. Corp. Exempt Facilities Rev.:
(Air Products Proj.):
Series 2010 A, 1.66% 11/7/18 (Total SA Guaranteed), VRDN (a)	6,000	6,000
Series 2012, 1.66% 11/7/18 (Total SA Guaranteed), VRDN (a)	7,400	7,400
(Total Petrochemicals & Refining U.S.A., Inc. Proj.) Series 2012 B, 1.66% 11/7/18 (Total SA Guaranteed), VRDN (a)	4,200	4,200
(Total Petrochemicals and Refining U.S.A., Inc. Proj.) Series 2012 A, 1.66% 11/7/18 (Total SA Guaranteed), VRDN (a)	11,700	11,700
Texas City Indl. Dev. Corp. (Del Papa Realty Hldgs. LP Proj.) Series 2011, 1.69% 11/7/18, LOC Bank of America NA, VRDN (a)	9,775	9,775
		50,575
Virginia - 0.2%
Newport News Indl. Dev. Auth. (CNU Warwick LLC Student Apts. Proj.) 1.68% 11/7/18, LOC Bank of America NA, VRDN (a)	7,115	7,115
Washington - 0.2%
FHLMC Washington Hsg. Fin. Commission Multi-family Hsg. Rev. (Reserve at Renton Apts. Proj.) Series 2014, 1.61% 11/7/18, LOC Fed. Home Ln. Bank, San Francisco, VRDN (a)	9,700	9,700
Wisconsin - 0.1%
Wisconsin Hsg. & Econ. Dev. Auth. Series 2018 E, 1.6% 11/7/18 (Liquidity Facility Fed. Home Ln. Bank Chicago), VRDN (a)	3,600	3,600
Wyoming - 0.5%
Converse County Poll. Cont. Rev.:
(PacifiCorp Proj.) Series 1994, 1.72% 11/7/18, VRDN (a)	3,000	3,000
(Pacificorp Projs.) Series 1992, 1.69% 11/7/18, VRDN (a)	4,000	4,000
Lincoln County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 1.68% 11/7/18, VRDN (a)	9,430	9,430
Sweetwater County Poll. Cont. Rev. (PacifiCorp Proj.):
Series 1992 A, 1.69% 11/7/18, VRDN (a)	1,600	1,600
Series 1992 B, 1.69% 11/7/18, VRDN (a)	700	700
		18,730
TOTAL VARIABLE RATE DEMAND NOTE
(Cost $649,263)		649,263

Tender Option Bond - 48.5%
Alabama - 0.3%
Alabama Spl. Care Facilities Fing. Auth. Mobile Rev. Participating VRDN Series 16 ZM0205, 1.63% 11/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	5,960	5,960
Homewood Participating VRDN Series Floaters G 37, 1.63% 11/7/18 (Liquidity Facility Royal Bank of Canada) (a)(c)	1,000	1,000
Southeast Alabama Gas Supply District Participating VRDN Series Floaters XG 02 03, 1.64% 11/7/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	4,100	4,100
		11,060
Alaska - 0.1%
Alaska Indl. Dev. & Expt. Auth. Rev. Participating VRDN Series 16 XM 0236, 1.63% 11/7/18 (Liquidity Facility Bank of America NA) (a)(c)	2,080	2,080
Arizona - 1.3%
Arizona Board of Regents Arizona State Univ. Rev. Participating VRDN Series 33 85X, 1.63% 11/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	1,865	1,865
Arizona Tourism & Sports Auth. Tax Rev. Participating VRDN Series Floaters E85, 1.63% 11/7/18 (Liquidity Facility Royal Bank of Canada) (a)(c)	30,545	30,545
Mesa Util. Sys. Rev.:
Bonds Series Solar 17 0026, SIFMA Municipal Swap Index + 0.050% 1.75%, tender 12/13/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	2,090	2,090
Participating VRDN Series Floaters XL 00 71, 1.63% 11/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	3,000	3,000
Rowan Univ. Participating VRDN Series 2016 XF 2337, 1.64% 11/7/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	2,900	2,900
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Participating VRDN:
Series Floaters XF 21 92, 1.63% 11/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	5,245	5,245
Series ROC II R 14060, 1.63% 11/7/18 (Liquidity Facility Citibank NA) (a)(c)	4,000	4,000
		49,645
California - 0.3%
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Participating VRDN Series XF 10 44, 1.7% 11/7/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	7,950	7,950
California Gen. Oblig. Participating VRDN Series Floaters XF 10 38, 1.7% 11/7/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	4,935	4,935
		12,885
Colorado - 3.5%
Boulder Valley Co. School District Re2 Participating VRDN Series Floaters G 16, 1.63% 11/7/18 (Liquidity Facility Royal Bank of Canada) (a)(c)	3,900	3,900
Children's Hosp. Assoc., Co. Participating VRDN Series Floaters XF 23 05, 1.64% 11/7/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	3,005	3,005
Colorado Health Facilities Auth. Participating VRDN:
Series Floaters XF 06 67, 1.63% 11/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	4,345	4,345
Series XG 01 03, 1.63% 11/7/18 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(c)	2,050	2,050
Colorado Health Facilities Auth. Rev. Participating VRDN Series Floaters 018, 1.78% 12/12/18 (Liquidity Facility Barclays Bank PLC) (a)(c)(e)	4,150	4,150
Colorado Reg'l. Trans. District Sales Tax Rev. Participating VRDN Series Floaters 16 XF1031, 1.7% 11/7/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	11,700	11,700
Colorado State Univ. Board of Governors Enterprise Sys. Rev. Participating VRDN Series MS 3316, 1.63% 11/7/18 (Liquidity Facility Cr. Suisse AG) (a)(c)	14,030	14,030
Colorado Univ. Co. Hosp. Auth. Rev. Participating VRDN Series EGL 17 0002, 1.63% 11/7/18 (Liquidity Facility Citibank NA) (a)(c)	22,800	22,800
Denver City & County Arpt. Rev. Participating VRDN Series Floaters XF 10 36, 1.7% 11/7/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	900	900
Denver City & County Board Wtr. Rev. Bonds Series Solar 17 0032, SIFMA Municipal Swap Index + 0.150% 1.75%, tender 12/6/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	1,585	1,585
Univ. of Colorado Enterprise Sys. Rev.:
Bonds Series Solar 0065, 1.75%, tender 12/20/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	2,540	2,540
Participating VRDN Series Floaters XM 03 85, 1.63% 11/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	9,400	9,400
Participating VRDN:
Series Floaters XM 06 71, 1.63% 11/7/18 (Liquidity Facility Wells Fargo Bank NA) (a)(c)	3,335	3,335
Series Putters 15 XM0007, 1.63% 11/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	5,725	5,725
Series RBC E 55, SIFMA Municipal Swap Index + 0.030% 1.63% 11/7/18 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	33,700	33,700
Series XM 03 05, 1.63% 11/7/18 (Liquidity Facility Royal Bank of Canada) (a)(c)	12,400	12,400
Weld County Colo School District # 4 Participating VRDN Series RBC G 58, 1.63% 11/7/18 (Liquidity Facility Royal Bank of Canada) (a)(c)	1,700	1,700
		137,265
Connecticut - 2.0%
Connecticut Gen. Oblig. Participating VRDN:
Series 15 YX1002, 1.66% 11/7/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	1,600	1,600
Series Floaters 014, 1.78% 12/12/18 (Liquidity Facility Barclays Bank PLC) (a)(c)(e)	8,100	8,100
Series Floaters 016, SIFMA Municipal Swap Index + 0.040% 1.64% 11/7/18 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	53,700	53,700
Series Floaters G3, 1.63% 11/7/18 (Liquidity Facility Royal Bank of Canada) (a)(c)	2,200	2,200
Series Floaters G66, 1.63% 11/7/18 (Liquidity Facility Royal Bank of Canada) (a)(c)	2,255	2,255
Series Floaters XM 05 22, 1.66% 11/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	5,000	5,000
Connecticut Hsg. Fin. Auth. Participating VRDN Series Floaters ZF 06 54, 1.63% 11/7/18 (Liquidity Facility Bank of America NA) (a)(c)	3,750	3,750
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Participating VRDN Series Floaters YX 10 77, 1.66% 11/7/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	1,000	1,000
State of Connecticut Gen. Oblig. Bonds Participating VRDN Series XM 03 39, 1.66% 11/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	1,530	1,530
		79,135
District Of Columbia - 1.5%
Children's Nat'l. Med. Ctr., Participating VRDN Series 2015 XF 1047, 1.7% 11/7/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	3,350	3,350
District of Columbia Gen. Oblig.:
Bonds:
Series 2016 23, SIFMA Municipal Swap Index + 0.050% 1.75%, tender 11/1/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	2,735	2,735
Series Solar 0035, SIFMA Municipal Swap Index + 0.150% 1.75%, tender 11/29/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	990	990
Participating VRDN:
Series Floaters E 108, 1.63% 11/7/18 (Liquidity Facility Royal Bank of Canada) (a)(c)	11,000	11,000
Series Floaters E 109, 1.63% 11/7/18 (Liquidity Facility Royal Bank of Canada) (a)(c)	6,825	6,825
Series Floaters G73, 1.63% 11/7/18 (Liquidity Facility Royal Bank of Canada) (a)(c)	2,815	2,815
Series MS 4301, 1.63% 11/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	18,000	18,000
District of Columbia Income Tax Rev. Participating VRDN:
Series EGL 14 0039, 1.63% 11/7/18 (Liquidity Facility Citibank NA) (a)(c)	12,390	12,390
Series XF 23 41, 1.64% 11/7/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	2,000	2,000
		60,105
Florida - 2.3%
Cape Coral Wtr. & Swr. Rev. Participating VRDN Series Floaters YX 10 71, 1.64% 11/7/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	5,580	5,580
Central Florida Expressway Auth. Rev. Participating VRDN Series Floaters 004, 1.78% 12/12/18 (Liquidity Facility Barclays Bank PLC) (a)(c)(e)	13,985	13,985
Florida Board of Ed. Pub. Ed. Cap. Outlay Bonds:
Series Solar 0049, 1.75%, tender 12/13/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	1,200	1,200
Series Solar 0054, 1.75%, tender 12/20/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	890	890
Florida Dept. of Trans. Tpk. Rev. Bonds Series Solar 17 02, SIFMA Municipal Swap Index + 0.050% 1.75%, tender 11/1/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	2,125	2,125
Florida Gen. Oblig.:
Bonds:
Series Solar 042, SIFMA Municipal Swap Index + 0.050% 1.75%, tender 12/13/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	3,155	3,155
Series Solar 2017 37, SIFMA Municipal Swap Index + 0.050% 1.75%, tender 1/3/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	1,000	1,000
Participating VRDN Series Floaters XF 06 80, 1.63% 11/7/18 (Liquidity Facility Toronto-Dominion Bank) (a)(c)	1,775	1,775
Gainesville Utils. Sys. Rev. Bonds Series Solar 0061, 1.75%, tender 11/8/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	6,365	6,365
Jacksonville Elec. Auth. Elec. Sys. Rev. Participating VRDN Series 2015 XM0027, 1.63% 11/7/18 (Liquidity Facility Royal Bank of Canada) (a)(c)	6,250	6,250
Miami Beach Resort Tax Rev. Participating VRDN Series 15 XF0260, 1.64% 11/7/18 (Liquidity Facility Toronto-Dominion Bank) (a)(c)	8,400	8,400
Miami-Dade County Aviation Rev. Participating VRDN Series XG 00 65 1.7% 11/7/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	4,600	4,600
Miami-Dade County Edl. Facilities Rev. Participating VRDN Series Floaters XG 01 92, 1.64% 11/7/18 (Liquidity Facility Royal Bank of Canada) (a)(c)	1,400	1,400
Miami-Dade County Expressway Auth. Participating VRDN Series XG 00 99, 1.7% 11/7/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	4,000	4,000
Miami-Dade County Gen. Oblig. Participating VRDN Series Floaters E 70, SIFMA Municipal Swap Index + 0.170% 1.63% 11/7/18 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	14,580	14,580
Palm Beach County School Board Ctfs. of Prtn. Participating VRDN Series 2017 01, 1.63% 11/7/18 (Liquidity Facility Citibank NA) (a)(c)	1,590	1,590
Palm Beach County Solid Waste Auth. Rev. Participating VRDN Series ROC II 14003, 1.63% 11/7/18 (Liquidity Facility Citibank NA) (a)(c)	6,930	6,930
Tallahassee Memorial Healthcare Participating VRDN Series Floaters ML 70 01, 1.72% 11/7/18 (Liquidity Facility Bank of America NA) (a)(c)	2,500	2,500
Tampa Health Sys. Rev. Participating VRDN Series Floaters ZF 26 96, 1.63% 11/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	2,565	2,565
		88,890
Georgia - 1.1%
Atlanta Wtr. & Wastewtr. Rev. Participating VRDN:
Series Floaters XF 07 05, 1.63% 11/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	1,600	1,600
Series Floaters XF 26 49, 1.63% 11/7/18 (Liquidity Facility Citibank NA) (a)(c)	3,000	3,000
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Participating VRDN Series Floaters E 107, 1.66% 11/7/18 (Liquidity Facility Royal Bank of Canada) (a)(c)	4,700	4,700
Clarke County Hosp. Auth. Participating VRDN Series 2017 ZF 2413, 1.64% 11/7/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	6,600	6,600
Emory Univ. Participating VRDN Series Floaters 016, 1.63% 11/7/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	1,900	1,900
Fayette County Hosp. Auth. Rev. Participating VRDN Series Floaters XF 06 44, 1.63% 11/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	5,200	5,200
Heard County Dev. Auth. Poll. Cont. Rev. Participating VRDN Series Floaters E 105, 1.66% 11/7/18 (Liquidity Facility Royal Bank of Canada) (a)(c)	1,600	1,600
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev. Bonds Series Solar 0047, SIFMA Municipal Swap Index + 0.150% 1.75%, tender 11/15/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	2,500	2,500
Private Colleges & Univs. Auth. Rev. Participating VRDN:
Series 2016 XM 0416, 1.63% 11/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	5,400	5,400
Series Floaters XM 04 35, 1.63% 11/7/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	2,000	2,000
Wyandotte County Unified School District 500 Participating VRDN Series Floater 2018 G23A, 1.63% 11/7/18 (Liquidity Facility Royal Bank of Canada) (a)(c)	7,100	7,100
		41,600
Hawaii - 0.6%
Hawaii Gen. Oblig.:
Bonds Series Solar 17 0031, SIFMA Municipal Swap Index + 0.050% 1.75%, tender 1/17/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	1,885	1,885
Participating VRDN Series Floaters XM 04 29, 1.63% 11/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	6,665	6,665
Honolulu City & County Gen. Oblig. Bonds Series 2016, SIFMA Municipal Swap Index + 0.050% 1.75%, tender 11/15/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	2,570	2,570
Honolulu City and County Wastewtr. Sys. Participating VRDN:
Series 15 XM0080, 1.63% 11/7/18 (Liquidity Facility Citibank NA) (a)(c)	7,960	7,960
Series ROC II R 11989, 1.63% 11/7/18 (Liquidity Facility Citibank NA) (a)(c)	5,550	5,550
		24,630
Illinois - 3.5%
Chicago Transit Auth. Participating VRDN Series Floaters XM 04 50, 1.64% 11/7/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	7,800	7,800
City of Chicago Gen. Oblig. Bonds Participating VRDN Series XF 23 42, 1.75% 11/7/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	700	700
Cook County Ill Sales Tax Rev. Participating VRDN Series Floaters XF 25 01, 1.66% 11/7/18 (Liquidity Facility Citibank NA) (a)(c)	1,146	1,146
Illinois Fin. Auth. Rev. Participating VRDN:
Series 15 XF0253, 1.63% 11/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	3,900	3,900
Series 15 XM0050, 1.63% 11/7/18 (Liquidity Facility Citibank NA) (a)(c)	14,500	14,500
Series Floaters 017, 1.78% 12/12/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	7,600	7,600
Series Floaters XF 25 00, 1.63% 11/7/18 (Liquidity Facility Citibank NA) (a)(c)	2,000	2,000
Series Floaters XL 00 86, 1.63% 11/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	4,400	4,400
Series MS 3332, 1.63% 11/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	5,700	5,700
Series XF 23 38, 1.64% 11/7/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	4,300	4,300
Illinois Gen. Oblig. Participating VRDN:
Series Floaters XL 00 54, 1.66% 11/7/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	12,675	12,675
Series Floaters XX 10 81, 1.66% 11/7/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	5,200	5,200
Series Floaters YX 10 72, 1.66% 11/7/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	10,900	10,900
Series Floaters YX 10 86, 1.66% 11/7/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	1,825	1,825
Illinois Toll Hwy. Auth. Toll Hwy. Rev. Participating VRDN:
Series 15 ZM0118, 1.63% 11/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	3,335	3,335
Series 15 ZM0120, 1.65% 11/7/18 (Liquidity Facility Royal Bank of Canada) (a)(c)	3,100	3,100
Series Floaters E100, 1.63% 11/7/18 (Liquidity Facility Royal Bank of Canada) (a)(c)	33,875	33,875
Series MS 16 XF 2212, 1.63% 11/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	5,576	5,576
Series XM 04 75, 1.63% 11/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	9,375	9,375
		137,907
Indiana - 0.8%
Hamilton County HealthCare Facilities Rev. Participating VRDN Series XF 10 26, 1.7% 11/7/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	4,900	4,900
Indiana Fin. Auth. Rev. Participating VRDN:
Series 15 XF0106, 1.63% 11/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	2,900	2,900
Series Floaters XF 00 50, 1.63% 11/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	2,900	2,900
Indiana Health & Edl. Facilities Fing. Auth. Rev. Bonds Series 16 E71, SIFMA Municipal Swap Index + 0.170% 1.63%, tender 11/7/18 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	20,000	20,000
		30,700
Kansas - 0.4%
Kansas Dev. Fin. Agcy. Participating VRDN:
Series Floaters XM 02 92, 1.63% 11/7/18 (Liquidity Facility Royal Bank of Canada) (a)(c)	3,900	3,900
Series ROC II R 14067, 1.63% 11/7/18 (Liquidity Facility Citibank NA) (a)(c)	7,500	7,500
Univ. of Kansas Hosp. Auth. Health Facilities Rev. Participating VRDN Series Floaters XF 25 43, 1.63% 11/7/18 (Liquidity Facility Citibank NA) (a)(c)	3,900	3,900
		15,300
Kentucky - 0.5%
Kentucky Econ. Dev. Fin. Auth. Participating VRDN Series Floaters XF 24 85, 1.66% 11/7/18 (Liquidity Facility Citibank NA) (a)(c)	16,420	16,420
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev. Participating VRDN Series Floaters XG 01 23, 1.64% 11/7/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	4,300	4,300
		20,720
Louisiana - 1.4%
Louisiana Gas & Fuel Tax Rev. Participating VRDN:
Series EGL 14 0049, 1.64% 11/7/18 (Liquidity Facility Citibank NA) (a)(c)	43,065	43,065
Series Floaters ZF 26 35, 1.63% 11/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	2,100	2,100
Louisiana Local Govt. Envir. Facilities Participating VRDN Series 2016 XF 2336, 1.63% 11/7/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	8,500	8,500
		53,665
Maryland - 0.6%
Baltimore County Gen. Oblig. Participating VRDN:
Series Floaters XF 06 42, 1.63% 11/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	1,900	1,900
Series Floaters XF 06 82, 1.63% 11/7/18 (Liquidity Facility Toronto-Dominion Bank) (a)(c)	2,570	2,570
Baltimore Proj. Rev. Bonds Series Floaters G 28, 1.8%, tender 1/2/19 (Liquidity Facility Royal Bank of Canada) (a)(c)(e)	700	700
Maryland Health & Higher Ed. Facilities Auth. Rev. Participating VRDN Series XF 10 21, 1.7% 11/7/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	7,300	7,300
Maryland Health & Higher Edl. Facilities Auth. Rev. Participating VRDN:
Series 15 XF0130, 1.63% 11/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	7,310	7,310
Series Floaters XG 01 77, 1.64% 11/7/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	1,850	1,850
Montgomery County Gen. Oblig. Participating VRDN Series 2017 ZF 2416, 1.63% 11/7/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	3,750	3,750
		25,380
Massachusetts - 1.5%
Massachusetts Gen. Oblig. Participating VRDN:
Series Clipper 09 67, SIFMA Municipal Swap Index + 0.050% 1.63% 11/7/18 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(c)(d)	48,600	48,600
Series Clipper 09 69, SIFMA Municipal Swap Index + 0.180% 1.63% 11/7/18 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(c)(d)	7,504	7,504
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Participating VRDN Series 16 ZM0173, 1.63% 11/7/18 (Liquidity Facility Royal Bank of Canada) (a)(c)	1,540	1,540
		57,644
Michigan - 1.0%
Eastern Michigan Univ. Revs. Participating VRDN Series Floaters 009, 1.64% 11/7/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	20,900	20,900
Michigan Bldg. Auth. Rev. Participating VRDN:
Series Floaters XM 03 92, 1.63% 11/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	1,550	1,550
Series Floaters ZF 26 40, 1.63% 11/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	3,065	3,065
Michigan Fin. Auth. Rev. Participating VRDN:
Series 15 XF0126, 1.65% 11/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	2,100	2,100
Series Floaters XF 05 97, 1.63% 11/7/18 (Liquidity Facility Royal Bank of Canada) (a)(c)	2,125	2,125
Series Floaters XF 26 48, 1.63% 11/7/18 (Liquidity Facility Citibank NA) (a)(c)	1,660	1,660
Series Floaters XG 01 58, 1.64% 11/7/18 (Liquidity Facility Bank of America NA) (a)(c)	2,175	2,175
Series XM 04 72, 1.63% 11/7/18 (Liquidity Facility Citibank NA) (a)(c)	3,750	3,750
		37,325
Minnesota - 0.3%
Minnesota Gen. Oblig. Participating VRDN Series Floaters XM 04 25, 1.63% 11/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	6,860	6,860
Rochester Health Care Facilities Rev. Bonds Series WF11 49 C, SIFMA Municipal Swap Index + 0.280% 1.78%, tender 1/24/19 (Liquidity Facility Wells Fargo Bank NA) (a)(c)(d)(e)	5,140	5,140
		12,000
Mississippi - 0.6%
Mississippi Gen. Oblig. Participating VRDN:
Series Clipper 09 60, SIFMA Municipal Swap Index + 0.050% 1.63% 11/1/18 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(c)(d)	4,800	4,800
Series Floaters G67, 1.63% 11/7/18 (Liquidity Facility Royal Bank of Canada) (a)(c)	1,750	1,750
Series ROC II R 14027, 1.63% 11/7/18 (Liquidity Facility Citibank NA) (a)(c)	7,360	7,360
Series ROC II-R 11987, 1.63% 11/7/18 (Liquidity Facility Citibank NA) (a)(c)	9,900	9,900
		23,810
Missouri - 0.8%
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev. Participating VRDN Series Floaters XG 01 57, 1.64% 11/7/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	7,620	7,620
Missouri Health & Edl. Facilities Auth. Rev. Participating VRDN Series Floaters C16, 1.66% 11/7/18 (Liquidity Facility Royal Bank of Canada) (a)(c)	7,800	7,800
Missouri Health & Edl. Facilities Rev. Participating VRDN Series Floaters XG 01 84, 1.65% 11/7/18 (Liquidity Facility Citibank NA) (a)(c)	1,100	1,100
Missouri St Hefa Edl. Facilities Rev. Participating VRDN:
Series Floaters 17 010, 1.65% 11/7/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	8,980	8,980
Series Floaters XM 05 75, 1.63% 11/7/18 (Liquidity Facility Royal Bank of Canada) (a)(c)	4,200	4,200
		29,700
Montana - 0.3%
Missoula Wtr. Sys. Rev. Participating VRDN Series Floaters 011, 1.78% 12/12/18 (Liquidity Facility Barclays Bank PLC) (a)(c)(e)	10,055	10,055
Nebraska - 0.2%
Douglas County School District #1 Bonds Series Solar 0059, SIFMA Municipal Swap Index + 0.050% 1.75%, tender 1/3/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	2,095	2,095
Omaha Pub. Pwr. District Elec. Rev. Participating VRDN:
Series 16 XF1053, 1.7% 11/7/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	5,045	5,045
Series Floaters XX 10 04, 1.64% 11/7/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	2,000	2,000
		9,140
Nevada - 1.0%
Clark County Fuel Tax:
Bonds:
Series Solar 0068, 1.75%, tender 1/3/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	1,490	1,490
Series Solar 17 25, SIFMA Municipal Swap Index + 0.150% 1.75%, tender 12/20/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	2,095	2,095
Participating VRDN:
Series Floaters XF 25 80, 1.63% 11/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	8,400	8,400
Series Floaters ZF 27 33, 1.63% 11/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	4,300	4,300
Series Floaters ZM 06 39, 1.63% 11/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	1,400	1,400
Series XM 06 38, 1.63% 11/7/18 (Liquidity Facility Wells Fargo Bank NA) (a)(c)	5,500	5,500
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig. Participating VRDN:
Series 16 ZF0382, 1.64% 11/7/18 (Liquidity Facility Toronto-Dominion Bank) (a)(c)	7,090	7,090
Series Floaters G11, 1.63% 11/7/18 (Liquidity Facility Royal Bank of Canada) (a)(c)	7,000	7,000
Series Floaters XM 04 66, 1.63% 11/7/18 (Liquidity Facility Citibank NA) (a)(c)	3,225	3,225
		40,500
New Jersey - 0.1%
Union County Impt. Auth. Participating VRDN Series XF 10 19, 1.7% 11/7/18 (Liquidity Facility Deutsche Bank AG New York Branch)(a)(c)	2,540	2,540
New York - 0.2%
New York Metropolitan Trans. Auth. Rev. Participating VRDN Series RBC E 126, 1.63% 11/7/18 (Liquidity Facility Royal Bank of Canada) (a)(c)	5,985	5,985
North Carolina - 3.0%
Charlotte Ctfs. of Partn. Cultural Arts Facilities Participating VRDN Series 16 XM 0238, 1.63% 11/7/18 (Liquidity Facility Bank of America NA) (a)(c)	11,680	11,680
Charlotte Gen. Oblig. Participating VRDN Series Floaters XL 00 47, 1.63% 11/7/18 (Liquidity Facility Bank of America NA) (a)(c)	6,790	6,790
Charlotte Int'l. Arpt. Rev. Participating VRDN:
Series Floaters XG 02 07, 1.64% 11/7/18 (Liquidity Facility Bank of America NA) (a)(c)	1,900	1,900
Series Floaters ZM 05 34, 1.63% 11/7/18 (Liquidity Facility Wells Fargo Bank NA) (a)(c)	4,600	4,600
Charlotte Wtr. & Swr. Sys. Rev. Participating VRDN Series Floaters XG 01 70, 1.63% 11/7/18 (Liquidity Facility Royal Bank of Canada) (a)(c)	3,000	3,000
City of Charlotte Wtr. Swr. Sys. Rev. Participating VRDN Series XL 00 12, 1.64% 11/7/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	7,000	7,000
Greensboro Combined Enterprise Sys. Rev. Bonds Series Solar 0045, SIFMA Municipal Swap Index + 0.050% 1.75%, tender 11/22/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	1,395	1,395
North Carolina Cap. Facilities Fin. Agcy. Rev. Participating VRDN:
Series EGL 14 0050, 1.63% 11/7/18 (Liquidity Facility Citibank NA) (a)(c)	11,500	11,500
Series EGL 14 0051:
1.63% 11/7/18 (Liquidity Facility Citibank NA) (a)(c)	28,650	28,650
1.63% 11/7/18 (Liquidity Facility Citibank NA) (a)(c)	18,450	18,450
Series MS 15 XF2165, 1.63% 11/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	6,600	6,600
Series MS 15 ZM0105, 1.63% 11/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	2,280	2,280
North Carolina Gen. Oblig. Participating VRDN Series 15 XF0140, 1.63% 11/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	2,755	2,755
North Carolina Hsg. Fin. Agcy. Home Ownership Rev. Participating VRDN Series Floaters ZM 05 63, 1.63% 11/7/18 (Liquidity Facility Royal Bank of Canada) (a)(c)	3,300	3,300
North Carolina Med. Care Commission Participating VRDN Series XM 02 98, 1.63% 11/7/18 (Liquidity Facility Royal Bank of Canada) (a)(c)	2,735	2,735
North Carolina Med. Care Commission Health Care Facilities Rev. Participating VRDN Series Floaters XM 04 44, 1.63% 11/7/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	4,375	4,375
		117,010
North Dakota - 0.4%
North Dakota Hsg. Fin. Agcy. Rev. Participating VRDN Series RBC E58, 0.002% x SIFMA Municipal Swap Index 1.63% 11/7/18 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	14,695	14,695
Ohio - 0.9%
Allen County Hosp. Facilities Rev. Participating VRDN Series Floaters XF 25 16, 1.7% 11/7/18 (Liquidity Facility Citibank NA) (a)(c)	1,300	1,300
Berea Ohio City School District Participating VRDN Series RBC G 54, 1.63% 11/7/18 (Liquidity Facility Royal Bank of Canada) (a)(c)	1,600	1,600
Cleveland Wtr. Rev. Participating VRDN Series Floaters E 119, 1.63% 11/7/18 (Liquidity Facility Royal Bank of Canada) (a)(c)	2,700	2,700
Cuyahoga County Ctfs. of Prtn. Participating VRDN Series Floaters XG 02 06, 1.74% 11/7/18 (Liquidity Facility Bank of America NA) (a)(c)	600	600
Hamilton County HealthCare Facilities Rev. Participating VRDN Series XF 10 50, 1.7% 11/7/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	1,370	1,370
Lucas County Gen. Oblig. Bonds Series 2016 26, SIFMA Municipal Swap Index + 0.150% 1.75%, tender 11/22/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	7,430	7,430
Middletown Hosp. Facilities Rev. Participating VRDN Series Floaters 00 31 44, 1.78% 12/12/18 (Liquidity Facility Barclays Bank PLC) (a)(c)(e)	2,765	2,765
Ohio Higher Edl. Facility Commission Rev. Participating VRDN Series 2017, 1.78% 12/12/18 (Liquidity Facility Barclays Bank PLC) (a)(c)(e)	3,900	3,900
Ohio Hosp. Facilities Rev. Participating VRDN:
Series 2015 XF0105, 1.63% 11/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	4,535	4,535
Series 2016 ZF0355, 1.63% 11/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	4,605	4,605
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev. Participating VRDN Series Floaters XF 27 11, 1.63% 11/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	2,900	2,900
Ohio Univ. Gen. Receipts Athens Bonds Series Floaters G 27, 1.8%, tender 6/3/19 (Liquidity Facility Royal Bank of Canada) (a)(c)(e)	700	700
Univ. of Cincinnati Gen. Receipts Participating VRDN Series Floaters ZM 06 46, 1.63% 11/7/18 (Liquidity Facility Wells Fargo Bank NA) (a)(c)	1,400	1,400
		35,805
Oklahoma - 0.5%
Edmond Pubs Sales & Uti Rev. Participating VRDN Series Floaters XM 05 59, 1.66% 11/7/18 (Liquidity Facility Citibank NA) (a)(c)	3,100	3,100
Oklahoma Dev. Fin. Auth. Health Sys. Rev. Participating VRDN:
Series Floaters XG 02 10, 1.7% 11/7/18 (Liquidity Facility Bank of America NA) (a)(c)	500	500
Series Floaters XX 10 96, 1.64% 11/7/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	7,000	7,000
Oklahoma St Wtr. Resources Board Rev. Fund Bonds Series 2016, SIFMA Municipal Swap Index + 0.050% 1.75%, tender 11/22/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	10,070	10,070
		20,670
Oregon - 0.7%
Clackamas County School District #7J Bonds Series Solar 0053, SIFMA Municipal Swap Index + 0.050% 1.75%, tender 12/27/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	2,495	2,495
Oregon Facilities Auth. Rev. Participating VRDN Series DB 15 XF1049, 1.7% 11/7/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	5,964	5,964
Oregon Gen. Oblig. Bonds Series WF11 57 C, SIFMA Municipal Swap Index + 0.280% 1.78%, tender 1/24/19 (Liquidity Facility Wells Fargo Bank NA) (a)(c)(d)(e)	6,875	6,875
Oregon State Dept. of Administrative Svcs. Lottery Rev. Participating VRDN Series ROC II R 14051, 1.63% 11/7/18 (Liquidity Facility Citibank NA) (a)(c)	8,000	8,000
Portland Wtr. Sys. Rev. Bonds Series 2016 24, SIFMA Municipal Swap Index + 0.150% 1.75%, tender 12/6/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	2,370	2,370
Tigard-Tualatin School District No. 23J Participating VRDN Series Floaters G69, 1.63% 11/7/18 (Liquidity Facility Royal Bank of Canada) (a)(c)	1,700	1,700
		27,404
Pennsylvania - 3.6%
Allegheny County Participating VRDN Series Floaters XM 06 63, 1.7% 11/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	1,400	1,400
Allegheny County Hosp. Dev. Auth. Rev.:
Bonds Series Floaters E72, SIFMA Municipal Swap Index + 0.170% 1.77%, tender 3/1/19 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)(e)	29,885	29,885
Participating VRDN Series Floaters XX 10 94, 1.63% 11/7/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	2,700	2,700
Delaware Valley Reg'l. Fin. Auth. Local Govt. Rev. Participating VRDN Series Floaters XG 02 01, 1.64% 11/7/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	4,600	4,600
Geisinger Auth. Health Sys. Rev. Participating VRDN Series 15 ZF0174, 1.63% 11/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	1,785	1,785
Northampton County Gen. Purp. College Rev. Participating VRDN Series Floaters XL 00 48, 1.63% 11/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	1,600	1,600
Pennsylvania Econ. Dev. Fing. Auth. Rev. Participating VRDN Series Floaters 16 YX1028, 1.65% 11/7/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	1,000	1,000
Pennsylvania Higher Edl. Facilities Auth. Rev. Bonds Series 2016 E75, SIFMA Municipal Swap Index + 0.170% 1.77%, tender 3/1/19 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)(e)	1,500	1,500
Pennsylvania Tpk. Commission Tpk. Rev. Participating VRDN Series Floaters E 101, 1.63% 11/7/18 (Liquidity Facility Royal Bank of Canada) (a)(c)	43,300	43,300
Univ. of Pittsburgh Med. Ctr. Bonds Series RBC E53, SIFMA Municipal Swap Index + 0.200% 1.63%, tender 11/7/18 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	54,650	54,650
		142,420
South Carolina - 1.6%
Berkeley County School District Bonds Series Solar 17 0030, SIFMA Municipal Swap Index + 0.150% 1.75%, tender 11/15/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	1,200	1,200
Columbia Wtrwks. & Swr. Rev.:
Bonds Series 2016 21, SIFMA Municipal Swap Index + 0.050% 1.75%, tender 1/10/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	3,300	3,300
Participating VRDN Series Floaters XM 04 42, 1.64% 11/7/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	5,000	5,000
Lancaster County School District Bonds Series Solar 17 21, SIFMA Municipal Swap Index + 0.150% 1.75%, tender 12/6/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	1,360	1,360
Lexington County School District #1 Bonds Series Solar 0058, 1.75%, tender 11/1/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	1,460	1,460
South Carolina Jobs-Econ. Dev. Auth. Participating VRDN Series 2018 Floaters XL 00 79, 1.63% 11/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	3,000	3,000
South Carolina Pub. Svc. Auth. Rev. Participating VRDN:
Series 2017 XF 2425, 1.64% 11/7/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	30,205	30,205
Series Floaters XG 01 49, 1.64% 11/7/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	9,375	9,375
South Carolina Trans. Infrastructure Bank Rev. Participating VRDN Series Floaters XM 06 91, 1.63% 11/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	8,780	8,780
		63,680
Tennessee - 0.3%
Greeneville Health & Edl. Facilities Board Participating VRDN Series Floaters XG 01 94, 1.64% 11/7/18 (Liquidity Facility Royal Bank of Canada) (a)(c)	3,100	3,100
Memphis Gen. Oblig. Participating VRDN Series Floaters G32, 1.63% 11/7/18 (Liquidity Facility Royal Bank of Canada) (a)(c)	2,250	2,250
Nashville and Davidson County Metropolitan Govt. Health & Edl. Facilities Board Rev. Participating VRDN:
Series Floaters XG 01 45, 1.64% 11/7/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	3,500	3,500
Series Floaters XL 00 62, 1.66% 11/7/18 (Liquidity Facility Citibank NA) (a)(c)	1,000	1,000
Rutherford County Health & Edl. Facilities Board Rev. Participating VRDN Series Floaters XM 04 46, 1.63% 11/7/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	3,000	3,000
		12,850
Texas - 4.1%
Aldine Independent School District Participating VRDN Series Floaters XL 00 87, 1.63% 11/7/18 (Liquidity Facility Wells Fargo Bank NA) (a)(c)	3,400	3,400
Austin Elec. Util. Sys. Rev. Bonds Series Solar 17 08, SIFMA Municipal Swap Index + 0.150% 1.75%, tender 11/15/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	7,250	7,250
Board of Regents of The Texas A&M Univ. Sys. Permanent Univ. Fund Bonds Series WF 10 53C, SIFMA Municipal Swap Index + 0.280% 1.78%, tender 1/24/19 (Liquidity Facility Wells Fargo Bank NA) (a)(c)(d)(e)	5,555	5,555
Boerne Independent School District Participating VRDN Series Floaters XG 01 64, 1.64% 11/7/18 (Liquidity Facility Bank of America NA) (a)(c)	1,095	1,095
El Paso Tex Independent School District Bonds Series Solar 17 01, SIFMA Municipal Swap Index + 0.050% 1.75%, tender 1/10/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	4,845	4,845
Frisco Independent School District Participating VRDN Series ROC II R 11960, 1.63% 11/7/18 (Liquidity Facility Citibank NA) (a)(c)	2,600	2,600
Harris County Cultural Ed. Facilities Fin. Corp. Rev. Participating VRDN Series Floaters 010, 1.78% 12/12/18 (Liquidity Facility Barclays Bank PLC) (a)(c)(e)	4,900	4,900
Harris County Gen. Oblig. Participating VRDN Series Clipper 09 73, SIFMA Municipal Swap Index + 0.040% 1.63% 11/7/18 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(c)(d)	6,300	6,300
Harris County Metropolitan Trans. Auth. Participating VRDN Series 16 ZM0164, 1.63% 11/7/18 (Liquidity Facility Royal Bank of Canada) (a)(c)	4,000	4,000
Hays Consolidated Independent School District Bonds Series Solar 0050, SIFMA Municipal Swap Index + 0.050% 1.75%, tender 1/10/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	1,095	1,095
Houston Cmnty. College Sys. Rev. Participating VRDN Series Floaters XF 06 18, 1.63% 11/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	5,625	5,625
Houston Gen. Oblig. Participating VRDN Series Floater 2018 G21, 1.63% 11/7/18 (Liquidity Facility Royal Bank of Canada) (a)(c)	3,900	3,900
Houston Higher Ed. Fin. Corp. Higher Ed. Rev. Participating VRDN Series ROC II R 11860, 1.63% 11/7/18 (Liquidity Facility Citibank NA) (a)(c)	6,000	6,000
Houston Util. Sys. Rev. Participating VRDN Series 16 XM 0235, 1.63% 11/7/18 (Liquidity Facility Bank of America NA) (a)(c)	4,905	4,905
Katy Independent School District Participating VRDN Series Floaters XG 01 63, 1.64% 11/7/18 (Liquidity Facility Bank of America NA) (a)(c)	3,015	3,015
Lamar Consolidated Independent School District Participating VRDN Series Floaters G 18, 1.63% 11/7/18 (Liquidity Facility Royal Bank of Canada) (a)(c)	5,800	5,800
Laredo Gen. Oblig. Participating VRDN Series RBC G 60, 1.63% 11/7/18 (Liquidity Facility Royal Bank of Canada) (a)(c)	2,900	2,900
Midlothian Independent School District Participating VRDN Series Floaters ZM 06 02, 1.63% 11/7/18 (Liquidity Facility Citibank NA) (a)(c)	3,600	3,600
New Hope Cultural Ed. Facilities Finc Participating VRDN Series Floaters XF 05 99, 1.63% 11/7/18 (Liquidity Facility Royal Bank of Canada) (a)(c)	2,100	2,100
Parker County Participating VRDN Series Floaters G 38, 1.63% 11/7/18 (Liquidity Facility Royal Bank of Canada) (a)(c)	4,000	4,000
Pflugerville Independent School District Participating VRDN Series 2017, 1.63% 11/7/18 (Liquidity Facility Royal Bank of Canada) (a)(c)	2,500	2,500
San Antonio Elec. & Gas Sys. Rev. Participating VRDN Series 2015 ZF0211, 1.63% 11/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	10,395	10,395
San Antonio Gen. Oblig. Participating VRDN Series Floaters ZF 25 71, 1.63% 11/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	3,500	3,500
San Antonio Pub. Facilities Corp. and Rfdg. Lease Participating VRDN Series Floaters XF 06 41, 1.63% 11/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	3,750	3,750
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. Participating VRDN:
Series 16 XF0410, 1.65% 11/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	5,000	5,000
Series 16 XF0411, 1.65% 11/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	2,725	2,725
Series 16 ZF 0282, 1.64% 11/7/18 (Liquidity Facility Toronto-Dominion Bank) (a)(c)	1,350	1,350
Series Floaters XF 27 38, 1.63% 11/7/18 (Liquidity Facility Citibank NA) (a)(c)	2,200	2,200
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. Participating VRDN:
Series Floaters XM 04 02, 1.63% 11/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	2,900	2,900
Series Floaters XM 06 98, 1.64% 11/7/18 (Liquidity Facility Cr. Suisse AG) (a)(c)	1,600	1,600
Series Floaters ZM 04 07, 1.63% 11/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	6,250	6,250
Tarrant County Health Facilities Dev. Corp. Hosp. Rev. Participating VRDN Series Putters 0028, 1.65% 11/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	1,600	1,600
Tarrant Reg'l. Wtr. District Wtr. Rev. Participating VRDN Series MS 3388, 1.63% 11/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	5,000	5,000
Texas A&M Univ. Rev. Participating VRDN Series Floaters XM 04 43, 1.63% 11/7/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	8,800	8,800
Texas Wtr. Dev. Board Rev. Participating VRDN:
Series Floaters XF 07 13, 1.64% 11/7/18 (Liquidity Facility Toronto-Dominion Bank) (a)(c)	2,040	2,040
Series XF 06 25, 1.63% 11/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	2,050	2,050
Univ. of Texas Board of Regents Sys. Rev. Participating VRDN Series ZM0172, 1.63% 11/7/18 (Liquidity Facility Royal Bank of Canada) (a)(c)	7,530	7,530
Wells Fargo Stage Trs Var States Participating VRDN Series Floaters XF 23 21, 1.63% 11/7/18 (Liquidity Facility Wells Fargo Bank NA) (a)(c)	1,800	1,800
Whitehouse Independent School District Participating VRDN Series Floaters G10, 1.63% 11/7/18 (Liquidity Facility Royal Bank of Canada) (a)(c)	2,050	2,050
Williamson County Gen. Oblig. Participating VRDN Series Floaters G70, 1.63% 11/7/18 (Liquidity Facility Royal Bank of Canada) (a)(c)	3,600	3,600
		159,525
Utah - 0.4%
Riverton Hosp. Rev. Participating VRDN Series RBC ZF 0274, 1.65% 11/7/18 (Liquidity Facility Royal Bank of Canada) (a)(c)	5,310	5,310
Utah County Hosp. Rev. Participating VRDN:
Series Floaters XF 26 28, 1.63% 11/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	3,200	3,200
Series XM 03 64, 1.63% 11/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	5,530	5,530
		14,040
Vermont - 0.0%
Vermont Edl. and Health Buildings Fing. Agcy. Participating VRDN Series XF 23 61, 1.64% 11/7/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	325	325
Virginia - 1.8%
Fairfax County Indl. Dev. Auth. Participating VRDN Series Floaters XG 01 91, 1.63% 11/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	11,600	11,600
Hampton Roads Sanitation District Wastewtr. Rev. Bonds Series Solar 0064, 1.75%, tender 11/1/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	2,685	2,685
Loudoun County Gen. Oblig. Bonds Series Solar 2017 38, SIFMA Municipal Swap Index + 0.050% 1.75%, tender 1/10/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	1,095	1,095
Lynchburg Econ. Dev. Participating VRDN Series Floaters XG 01 47, 1.64% 11/7/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	1,585	1,585
Suffolk Econ. Dev. Auth. Hosp. Facilities Rev. Participating VRDN Series EGL 17 0005, 1.8% 11/7/18 (Liquidity Facility Citibank NA) (a)(c)	32,950	32,950
Univ. of Virginia Gen. Rev.:
Bonds Series Solar 17 17, SIFMA Municipal Swap Index + 0.150% 1.75%, tender 11/29/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	1,295	1,295
Participating VRDN Series Floaters XF 06 26, 1.63% 11/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	2,500	2,500
Virginia Commonwealth Trans. Board Rev. Participating VRDN Series Floaters XF 06 59, 1.63% 11/7/18 (Liquidity Facility Royal Bank of Canada) (a)(c)	2,635	2,635
Virginia Gen. Oblig. Bonds Series 2016 11, SIFMA Municipal Swap Index + 0.050% 1.75%, tender 11/1/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	6,670	6,670
Virginia Pub. Bldg. Auth. Pub. Facilities Rev. Bonds Series Floaters G 40, 1.8%, tender 2/1/19 (Liquidity Facility Royal Bank of Canada) (a)(c)(e)	1,300	1,300
Virginia Small Bus. Fing. Auth. Health Care Facilities Rev. Participating VRDN 1.63% 11/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	6,800	6,800
		71,115
Washington - 4.0%
Central Puget Sound Reg'l. Trans. Auth. Sales & Use Tax Rev. Participating VRDN:
Series Floaters XF 05 33, 1.63% 11/7/18 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(c)	9,495	9,495
Series Floaters XF 23 97, 1.63% 11/7/18 (Liquidity Facility Citibank NA) (a)(c)	2,670	2,670
King County Swr. Rev. Participating VRDN:
Series EGL 14 0047, 1.63% 11/7/18 (Liquidity Facility Citibank NA) (a)(c)	32,490	32,490
Series ROC II R 11962, 1.63% 11/7/18 (Liquidity Facility Citibank NA) (a)(c)	3,400	3,400
Pierce County School District #10 Tacoma Participating VRDN Series 15 XF2166, 1.63% 11/7/18 (Liquidity Facility Citibank NA) (a)(c)	5,350	5,350
Port of Seattle Gen. Oblig. Participating VRDN Series 2017 ZF 2411, 1.63% 11/7/18 (Liquidity Facility Citibank NA) (a)(c)	7,500	7,500
Seattle Muni. Lt. & Pwr. Rev.:
Bonds:
Series Solar 0055, 1.75%, tender 12/27/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	2,380	2,380
Series Solar 17 19, SIFMA Municipal Swap Index + 0.150% 1.75%, tender 11/29/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	1,495	1,495
Series WF 11-18C, SIFMA Municipal Swap Index + 0.280% 1.78%, tender 1/24/19 (Liquidity Facility Wells Fargo Bank NA) (a)(c)(d)(e)	2,400	2,400
Participating VRDN:
Series Floaters XF 06 65, 1.63% 11/7/18 (Liquidity Facility Royal Bank of Canada) (a)(c)	2,500	2,500
Series Floaters XM 04 59, 1.63% 11/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	1,000	1,000
Seattle Wtr. Sys. Rev. Bonds Series Solar 17 5, SIFMA Municipal Swap Index + 0.150% 1.73%, tender 1/24/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	2,860	2,860
Washington Convention Ctr. Pub. Facilities Participating VRDN:
Series Floaters XM 06 80, 1.66% 11/7/18 (Liquidity Facility Citibank NA) (a)(c)	8,000	8,000
Series Floaters XM 06 81, 1.66% 11/7/18 (Liquidity Facility Citibank NA) (a)(c)	4,200	4,200
Washington Gen. Oblig.:
Bonds Series WF 11-16C, SIFMA Municipal Swap Index + 0.280% 1.78%, tender 1/24/19 (Liquidity Facility Wells Fargo Bank NA) (a)(c)(d)(e)	23,415	23,415
Participating VRDN:
Series Floaters G33, 1.63% 11/7/18 (Liquidity Facility Royal Bank of Canada) (a)(c)	2,250	2,250
Series Floaters XF 06 11, 1.63% 11/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	3,700	3,700
Series ROC 14090, 1.63% 11/7/18 (Liquidity Facility Citibank NA) (a)(c)	9,400	9,400
Series ROC II R 14074, 1.63% 11/7/18 (Liquidity Facility Citibank NA) (a)(c)	4,100	4,100
Series XF 0294, 1.63% 11/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	5,900	5,900
Washington Health Care Facilities Auth. Rev. Participating VRDN:
Series 15 XF0132, 1.63% 11/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	5,110	5,110
Series 15 XF0148, 1.63% 11/7/18 (Liquidity Facility Bank of America NA) (a)(c)	1,030	1,030
Series 2015 XF0150, 1.63% 11/7/18 (Liquidity Facility Bank of America NA) (a)(c)	5,100	5,100
Series Floaters XF 24 92, 1.66% 11/7/18 (Liquidity Facility Citibank NA) (a)(c)	3,750	3,750
Washington State Motor Vehicle Fuel Tax Auth. Gen. Oblig. Participating VRDN Series XL 00 39, 1.63% 11/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	7,600	7,600
		157,095
Wisconsin - 1.0%
Agnesian Healthcare Participating VRDN Series Floaters XF 24 83, 1.64% 11/7/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	2,290	2,290
Milwaukee Metropolitan Swr. District Bonds Series Solar 0036, SIFMA Municipal Swap Index + 0.150% 1.75%, tender 12/13/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	1,200	1,200
Wisconsin Gen. Oblig. Participating VRDN Series Floaters 022, 1.63% 11/7/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	6,100	6,100
Wisconsin Health & Edl. Facilities Participating VRDN:
Series Floaters XF 25 83, 1.63% 11/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	4,000	4,000
Series Floaters XG 00 72, 1.7% 11/7/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	3,000	3,000
Series Floaters ZF 26 36, 1.63% 11/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	3,635	3,635
Series XM 04 79, 1.63% 11/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	4,500	4,500
Wisconsin Health & Edl. Facilities Auth. Rev. Participating VRDN:
Series 2015 ZF0216, 1.63% 11/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	2,500	2,500
Series Floaters 3184, 1.63% 11/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	4,600	4,600
Series ROC II R 14065, 1.63% 11/7/18 (Liquidity Facility Citibank NA) (a)(c)	3,200	3,200
Wisconsin Hsg. & Econ. Dev. Auth. Participating VRDN Series Floaters YX 26 90, 1.63% 11/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	2,900	2,900
		37,925
TOTAL TENDER OPTION BOND
(Cost $1,894,225)		1,894,225

Other Municipal Security - 32.1%
Alabama - 0.4%
Huntsville Health Care Auth. Rev. Series 2018:
1.76% 1/2/19, CP	7,000	7,000
1.77% 12/3/18, CP	5,300	5,300
1.81% 2/6/19, CP	4,700	4,700
		17,000
Arizona - 0.3%
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Series C:
1.7% 11/5/18, CP	8,600	8,600
1.8% 2/6/19, CP	1,900	1,900
		10,500
California - 1.1%
California Statewide Cmntys. Dev. Auth. Gas Supply Rev. Bonds:
Series 2010 A, SIFMA Municipal Swap Index + 0.100% 1.7%, tender 1/2/19 (Liquidity Facility Royal Bank of Canada) (a)(d)	27,480	27,480
Series 2010 B, SIFMA Municipal Swap Index + 0.100% 1.7%, tender 1/2/19 (Liquidity Facility Royal Bank of Canada) (a)(d)	10,420	10,420
Sacramento Muni. Util. District Elec. Rev. Series L1, 1.69% 11/14/18, LOC Barclays Bank PLC, CP	4,000	4,000
		41,900
Colorado - 0.0%
Colorado Ed. Ln. Prog. TRAN Series 2018 A, 5% 6/27/19	700	714
Connecticut - 0.9%
Bethel Gen. Oblig. BAN Series 2018, 2.5% 11/15/18	4,100	4,101
Bloomfield Gen. Oblig. BAN Series 2018, 2.5% 1/29/19	2,200	2,204
Brookfield Gen. Oblig. BAN Series A, 2.25% 11/15/18	2,800	2,801
Connecticut Gen. Oblig. Bonds:
Series 2017 B, 5% 4/15/19	600	608
Series 2018 A, 5% 4/15/19	1,500	1,521
Series 2018 B, 5% 4/15/19	6,000	6,083
Connecticut Health & Edl. Facilities Auth. Rev. Bonds Series S2, 1.72% tender 12/4/18, CP mode	2,300	2,300
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Bonds:
Series 2018 A, 4% 1/1/19	1,050	1,054
Series 2018 B, 5% 10/1/19	5,000	5,129
Milford Gen. Oblig. BAN Series 2018, 3% 11/4/19 (f)	2,900	2,927
North Haven Gen. Oblig. BAN Series 2018, 3% 11/7/19 (f)	3,100	3,128
Windham Gen. Oblig. BAN Series 2018, 2.25% 3/7/19	2,380	2,382
		34,238
District Of Columbia - 0.3%
District of Columbia Rev. Bonds Series 2000, 1.73% tender 11/15/18, LOC JPMorgan Chase Bank, CP mode	2,100	2,100
Metropolitan Washington Arpts. Auth. Dulles Toll Road Rev.:
Series 1, 1.72% 11/19/18, LOC JPMorgan Chase Bank, CP	1,000	1,000
Series 2018:
1.73% 11/21/18, LOC JPMorgan Chase Bank, CP	4,200	4,200
1.75% 12/20/18, LOC JPMorgan Chase Bank, CP	4,400	4,400
		11,700
Florida - 4.4%
Broward County School District TAN Series 2018, 3% 6/12/19	19,200	19,323
Florida Local Govt. Fin. Cmnty.:
Series 11A1, 1.7% 11/5/18, LOC JPMorgan Chase Bank, CP	5,600	5,600
Series 2018, 1.77% 12/4/18, LOC JPMorgan Chase Bank, CP	14,800	14,800
Hillsborough County Cap. Impt. Prog. Rev. Series A, 1.74% 11/15/18 (Liquidity Facility MUFG Union Bank NA), CP	1,200	1,200
Jacksonville Gen. Oblig.:
Series 04A, 1.72% 12/5/18, LOC Bank of America NA, CP	3,500	3,500
Series A, 1.77% 12/5/18, LOC Bank of America NA, CP	1,600	1,600
Miami-Dade County School District TAN Series 2018, 5% 6/15/19	67,400	68,688
Miami-Dade County Wtr. & Swr. Rev.:
Series A1, 1.75% 12/4/18, LOC Barclays Bank PLC, CP	5,900	5,900
Series B, 1.75% 12/5/18, LOC Sumitomo Mitsui Banking Corp., CP	5,300	5,300
Pinellas County School District TAN Series 2018, 3% 6/28/19	8,900	8,961
Polk County Indl. Dev. Auth. Health Sys. Rev. Bonds:
Series 2014 A, SIFMA Municipal Swap Index + 0.300% 1.9%, tender 5/29/19 (a)(d)	4,300	4,300
Series 2014 A1, SIFMA Municipal Swap Index + 0.250% 1.85%, tender 5/29/19 (a)(d)	17,300	17,300
Tampa Health Sys. Rev. Bonds Series 2012 B, SIFMA Municipal Swap Index + 0.300% 1.9%, tender 5/29/19 (a)(d)	16,400	16,400
		172,872
Georgia - 2.8%
Atlanta Arpt. Rev.:
Series D1:
1.63% 11/2/18, LOC Bank of America NA, CP	10,100	10,100
1.72% 11/2/18, LOC Bank of America NA, CP	800	800
Series D3:
1.63% 11/2/18, LOC Bank of America NA, CP	1,500	1,500
1.72% 11/2/18, LOC Bank of America NA, CP	380	380
Series H1:
1.75% 12/5/18, LOC PNC Bank NA, CP	5,100	5,100
1.75% 12/5/18, LOC PNC Bank NA, CP	1,500	1,500
Georgia Muni. Elec. Auth. Pwr. Rev.:
Bonds Series 85A, 1.75% tender 12/5/18, LOC Barclays Bank PLC, CP mode	5,000	5,000
Series B, 1.71% 11/1/18, LOC PNC Bank NA, CP	9,800	9,800
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Bonds:
Series 2010 A1, SIFMA Municipal Swap Index + 0.100% 1.7%, tender 2/1/19 (Liquidity Facility Royal Bank of Canada) (a)(d)	27,325	27,325
Series 2010 A2, SIFMA Municipal Swap Index + 0.100% 1.7%, tender 2/1/19 (Liquidity Facility Royal Bank of Canada) (a)(d)	47,230	47,230
		108,735
Hawaii - 0.3%
Honolulu City & County Gen. Oblig. Series B1, 1.76% 1/2/19, LOC Sumitomo Mitsui Banking Corp., CP	10,700	10,700
Idaho - 0.1%
Idaho Health Facilities Auth. Hosp. Rev. Bonds Series 2013 ID, 1.375%, tender 11/1/18 (a)	2,300	2,300
Illinois - 1.7%
Chicago O'Hare Int'l. Arpt. Rev.:
Series A2:
1.76% 12/12/18, LOC Bank of America NA, CP	1,975	1,975
1.76% 12/12/18, LOC Bank of America NA, CP	1,200	1,200
Series B2, 1.76% 12/12/18, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	900	900
Illinois Fin. Auth. Ed. Rev. Series 2018:
1.74% 11/1/18, LOC PNC Bank NA, CP	6,800	6,800
1.74% 12/3/18, LOC PNC Bank NA, CP	8,800	8,800
Illinois Fin. Auth. Rev. Bonds:
(Advocate Health Care Network Proj.) Series 2011 B, SIFMA Municipal Swap Index + 0.300% 1.9%, tender 5/29/19 (a)(d)	10,550	10,550
Series 2018:
1.71% tender 11/2/18, CP mode	5,200	5,200
1.75% tender 11/2/18, CP mode	3,000	3,000
Series H:
1.67% tender 12/3/18, CP mode	7,800	7,800
1.8% tender 2/14/19, CP mode	6,600	6,600
Series I, 1.75% tender 1/2/19, CP mode	10,800	10,800
Southwestern Dev. Auth. Heath Facility Rev. Bonds Series 17B, 1.79% tender 2/6/19, CP mode	3,200	3,200
		66,825
Indiana - 0.3%
Indiana Univ. Student Fee Revs. Series 2018, 1.7% 11/15/18, CP	1,900	1,900
Indianapolis Gas Util. Sys. Rev. Series 2018, 1.75% 12/3/18, LOC JPMorgan Chase Bank, CP	10,500	10,500
		12,400
Kentucky - 0.1%
Jefferson County Poll. Cont. Rev. Bonds Series 2001 A, 1.82% tender 11/30/18, CP mode	2,500	2,500
Maine - 0.1%
Cumberland County Gen. Oblig. TAN Series 2018, 2% 11/8/18	2,000	2,000
Maryland - 0.2%
Baltimore County Gen. Oblig. BAN Series 2018, 4% 3/18/19	8,800	8,874
Massachusetts - 0.3%
Massachusetts Dev. Fin. Agcy. Rev. Bonds Series 2009, 5.5% 11/15/18 (Pre-Refunded to 11/15/18 @ 100)	3,200	3,205
Massachusetts Health & Edl. Facilities Auth. Rev. Bonds Series H2:
1.7% tender 11/2/18, CP mode	740	740
1.75% tender 12/5/18, CP mode	1,585	1,585
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds:
Series 1992, 1.8% tender 11/8/18, CP mode	3,370	3,370
Series 2018, 1.8% tender 11/19/18, CP mode	1,700	1,700
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev. Series 99, 1.74% 12/4/18, LOC State Street Bank & Trust Co., Boston, CP	2,450	2,450
		13,050
Michigan - 1.2%
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. Bonds (Spectrum Health Sys. Proj.) Series 2015 A, SIFMA Municipal Swap Index + 0.250% 1.85%, tender 5/29/19 (a)(d)	7,485	7,485
Michigan Bldg. Auth. Rev. Series 7, 1.85% 1/17/19, LOC State Street Bank & Trust Co., Boston, LOC U.S. Bank NA, Cincinnati, CP	9,100	9,100
Michigan Fin. Auth. Rev. Bonds:
(Unemployment Comp Oblg Asmt Proj.) Series 2012 A, 5% 7/1/19	8,500	8,671
Series 2013 M1, 1.75%, tender 12/3/18 (a)	10,900	10,900
Univ. of Michigan Rev. Series K1:
1.7% 11/5/18, CP	2,725	2,725
1.7% 12/5/18, CP	5,300	5,300
1.74% 12/11/18, CP	1,400	1,400
		45,581
Minnesota - 0.4%
Univ. of Minnesota Gen. Oblig.:
Series G:
1.7% 12/5/18, CP	7,200	7,200
1.8% 2/4/19, CP	2,000	2,000
Series H:
1.76% 12/4/18, CP	1,100	1,100
1.77% 1/4/19, CP	4,200	4,200
Univ. of Minnesota Rev. Series A, 1.72% 12/5/18, CP	700	700
		15,200
Missouri - 0.5%
Curators of the Univ. of Missouri Series A:
1.7% 12/5/18, CP	4,000	4,000
1.77% 1/3/19, CP	5,200	5,200
1.77% 1/8/19, CP	7,500	7,500
1.79% 1/24/19, CP	4,000	4,000
		20,700
Nebraska - 0.7%
Omaha Pub. Pwr. District Elec. Rev. Series A:
1.69% 11/5/18, CP	5,700	5,700
1.72% 11/7/18, CP	5,400	5,400
1.75% 12/4/18, CP	3,200	3,200
1.77% 12/5/18, CP	3,200	3,200
1.77% 12/6/18, CP	3,050	3,050
1.77% 12/17/18, CP	3,100	3,100
1.77% 12/18/18, CP	1,800	1,800
		25,450
Nevada - 0.0%
Truckee Meadows Wtr. Auth. Wtr. Rev. Series 06B, 1.7% 11/5/18, LOC Wells Fargo Bank NA, CP	1,540	1,540
New Hampshire - 0.1%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds Series 90 B, 1.8% tender 11/28/18, CP mode	5,400	5,400
New Jersey - 0.6%
Berkeley Heights Township BAN Series 2019, 3.5% 7/12/19	5,100	5,151
Bloomfield Township Gen. Oblig. BAN Series 2018, 3% 4/9/19	1,100	1,106
Burlington County Bridge Commission Lease Rev. BAN (Governmental Leasing Prog.) Series 2018 B, 3% 4/22/19	9,900	9,954
Camden County BAN Series 2018 A, 3% 10/23/19	3,100	3,128
Summit Gen. Oblig. BAN Series 2018, 3% 4/5/19	4,500	4,524
		23,863
New York - 0.1%
New York Pwr. Auth. Series 2, 1.72% 11/8/18, CP	4,400	4,400
Ohio - 0.7%
American Muni. Pwr. BAN (City of Wapakoneta Proj.) Series 2018, 3% 6/27/19 (Ohio Gen. Oblig. Guaranteed)	2,000	2,014
Franklin County Rev. Bonds Series 2013 OH, 1.375%, tender 11/1/18 (a)	3,000	3,000
Hudson City Gen. Oblig. BAN Series 2017 2, 3% 12/28/18	940	941
Lancaster Port Auth. Gas Rev. Bonds Series 2014, 0.007% x 1 month U.S. LIBOR 2.232%, tender 8/1/19 (Liquidity Facility Royal Bank of Canada) (a)(d)	2,525	2,526
Ohio Higher Edl. Facility Commission Rev. Bonds:
Series B5:
1.71% tender 11/15/18, CP mode	2,900	2,900
1.72% tender 12/4/18, CP mode	4,800	4,800
Series B6, 1.72% tender 12/4/18, CP mode	6,300	6,300
Perrysburg Gen. Oblig. BAN Series 2018, 3% 6/4/19	1,100	1,106
Sandusky Gen. Oblig. BAN Series 2019, 3% 10/3/19	1,746	1,761
Union Township Clermont County Gen. Oblig. BAN Series 2018, 3% 9/5/19 (Ohio Gen. Oblig. Guaranteed)	2,600	2,624
		27,972
Oklahoma - 0.2%
Oklahoma City Wtr. Utils. Trust Wtr. and Swr. Rev. Series A, 1.76% 12/4/18 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	1,800	1,800
Oklahoma Dev. Fin. Auth. Health Sys. Rev. Bonds Series 2015 B, SIFMA Municipal Swap Index + 0.350% 1.95%, tender 5/29/19 (a)(d)	7,765	7,765
		9,565
South Carolina - 0.4%
Charleston County School District Bonds Series 2018, 5% 3/1/19	14,300	14,446
South Carolina Pub. Svc. Auth. Rev. Bonds Series 2008 A, 5.5% 1/1/19 (Pre-Refunded to 1/1/19 @ 100)	1,360	1,368
		15,814
Tennessee - 0.5%
Metropolitan Govt. Nashville & Davidson County Wtr. & Swr. Sys. Rev.:
Series A, 1.7% 11/7/18, LOC State Street Bank & Trust Co., Boston, CP	11,100	11,100
Series A, 1.75% 11/13/18, LOC State Street Bank & Trust Co., Boston, CP	5,600	5,600
Nashville and Davidson County Metropolitan Govt. Gen. Oblig. Series B1, 1.82% 3/1/19 (Liquidity Facility JPMorgan Chase Bank), CP	1,800	1,800
		18,500
Texas - 12.2%
Austin Elec. Util. Sys. Rev. Series A:
1.7% 11/5/18 (Liquidity Facility JPMorgan Chase Bank), CP	17,800	17,800
1.77% 1/3/19 (Liquidity Facility JPMorgan Chase Bank), CP	12,480	12,480
Brownsville Util. Sys. Rev. Series A, 1.77% 12/13/18, LOC MUFG Union Bank NA, CP	1,300	1,300
Fort Bend Independent School District:
Series 2018:
1.75% 12/5/18 (Liquidity Facility JPMorgan Chase Bank), CP	1,100	1,100
1.76% 12/5/18 (Liquidity Facility JPMorgan Chase Bank), CP	4,700	4,700
Series Q, 1.77% 12/5/18 (Liquidity Facility JPMorgan Chase Bank), CP	1,000	1,000
Garland Independent School District Bonds Series 2015 A, 3% 2/15/19 (Permanent School Fund of Texas Guaranteed)	1,000	1,003
Garland Util. Sys. Rev. Series 2018:
1.7% 11/2/18, LOC Bank of America NA, CP	2,100	2,100
1.74% 12/5/18, LOC Bank of America NA, CP	2,300	2,300
1.8% 1/3/19, LOC Bank of America NA, CP	1,200	1,200
Harris County Cultural Ed. Facilities Fin. Corp. Rev. Bonds:
(Texas Children's Hosp. Proj.) Series 2015 2, SIFMA Municipal Swap Index + 0.200% 1.8%, tender 5/29/19 (a)(d)	13,200	13,200
Series 16B1, 1.82% tender 2/5/19, CP mode	10,500	10,500
Series 16B2, 1.76% tender 1/4/19, CP mode	10,700	10,700
Series 16B3, 1.45% tender 11/5/18, CP mode	21,100	21,100
Harris County Gen. Oblig.:
Series A1, 1.69% 11/8/18 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	2,051	2,051
Series D:
1.69% 11/8/18 (Liquidity Facility JPMorgan Chase Bank), CP	6,700	6,700
1.73% 11/8/18 (Liquidity Facility JPMorgan Chase Bank), CP	2,550	2,550
Series E, 1.74% 11/15/18, LOC Landesbank Hessen-Thuringen, CP	1,600	1,600
Series E1, 1.74% 11/15/18, LOC Landesbank Hessen-Thuringen, CP	5,700	5,700
Series E2, 1.74% 11/15/18, LOC Barclays Bank PLC, CP	3,000	3,000
Harris County Metropolitan Trans. Auth. Series A1:
1.6% 11/15/18 (Liquidity Facility JPMorgan Chase Bank), CP	5,900	5,900
1.77% 12/11/18 (Liquidity Facility JPMorgan Chase Bank), CP	9,050	9,050
1.78% 12/11/18 (Liquidity Facility JPMorgan Chase Bank), CP	6,000	6,000
Houston Gen. Oblig.:
Series E1:
1.72% 12/5/18, LOC Citibank NA, CP	1,300	1,300
1.78% 1/8/19, LOC Citibank NA, CP	1,000	1,000
Series G2, 1.77% 12/20/18, LOC Barclays Bank PLC, CP	1,000	1,000
Houston Higher Ed. Fin. Corp. Higher Ed. Rev. Series A:
1.77% 1/3/19, CP	1,800	1,800
1.8% 1/3/19, CP	1,000	1,000
Houston Independent School District Bonds Series 2016 A, 5% 2/15/19 (Permanent School Fund of Texas Guaranteed)	1,330	1,342
Lower Colorado River Auth. Rev.:
Series 2018:
1.72% 12/4/18, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	2,600	2,600
1.85% 3/1/19, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	2,300	2,300
Series B, 1.75% 1/2/19, LOC State Street Bank & Trust Co., Boston, CP	8,400	8,400
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. Bonds (Baylor Health Care Sys. Proj.):
Series 2011 B, BMA Municipal Swap Index + 0.300% 1.9%, tender 5/29/19 (a)(d)	9,900	9,900
Series 2013 B, SIFMA Municipal Swap Index + 0.300% 1.9%, tender 5/29/19 (a)(d)	11,600	11,600
Texas A&M Univ. Rev. Series B:
1.73% 12/4/18, CP	2,700	2,700
1.74% 12/4/18, CP	14,500	14,500
1.77% 1/4/19, CP	3,243	3,243
Texas Gen. Oblig. TRAN Series 2018, 4% 8/29/19	169,200	172,006
Univ. of Texas Board of Regents Sys. Rev. Series A:
1.6% 11/5/18 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	5,600	5,600
1.71% 12/5/18 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	10,500	10,500
1.72% 11/8/18 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	9,000	9,000
1.72% 12/4/18 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	5,300	5,300
1.72% 12/6/18 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	4,500	4,500
1.73% 11/6/18 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	2,700	2,700
1.73% 12/12/18 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	3,019	3,019
1.75% 12/3/18 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	2,600	2,600
1.75% 12/7/18 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	5,300	5,300
1.75% 12/7/18 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	3,200	3,200
1.75% 1/4/19 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	3,300	3,300
1.76% 12/12/18 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	5,300	5,300
1.77% 1/8/19 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	5,200	5,200
1.78% 1/9/19 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	2,900	2,900
1.78% 2/5/19 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	5,300	5,300
1.79% 1/4/19 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	5,300	5,300
Univ. of Texas Permanent Univ. Fund Rev.:
Series 2018, 1.81% 1/29/19, CP	5,200	5,200
Series A:
1.73% 12/13/18, CP	5,300	5,300
1.75% 12/4/18, CP	5,200	5,200
Upper Trinity Reg'l. Wtr. District Series 2018:
1.63% 11/1/18, LOC Bank of America NA, CP	3,200	3,200
1.75% 12/4/18, LOC Bank of America NA, CP	2,400	2,400
		478,044
Virginia - 0.1%
Norfolk Econ. Dev. Auth. Rev. Series 2018, 1.8% 2/6/19, CP	2,500	2,500
Univ. of Virginia Gen. Rev. Series 03A, 1.7% 11/5/18, CP	1,400	1,400
		3,900
Washington - 0.3%
Energy Northwest Elec. Rev. Bonds Series 2012 A, 5% 7/1/19	1,270	1,295
Univ. of Washington Univ. Revs.:
Series 8, 1.8% 2/20/19, CP	5,200	5,200
Series A, 1.67% 12/7/18, CP	3,300	3,300
		9,795
Wisconsin - 0.8%
Milwaukee Gen. Oblig. Bonds Series 2018 B5, 5% 4/1/19	2,100	2,127
Wisconsin Gen. Oblig.:
Series 06A, 1.77% 2/5/19 (Liquidity Facility BMO Harris Bank NA), CP	2,900	2,900
Series 16A:
1.74% 12/6/18 (Liquidity Facility BMO Harris Bank NA), CP	17,800	17,800
1.77% 2/5/19 (Liquidity Facility BMO Harris Bank NA), CP	3,600	3,600
Wisconsin Trans. Rev. Series 13A, 1.71% 11/6/18 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	4,190	4,190
		30,617
TOTAL OTHER MUNICIPAL SECURITY
(Cost $1,252,649)		1,252,649
	Shares (000s)	Value (000s)

Investment Company - 2.5%
Fidelity Tax-Free Cash Central Fund, 1.62% (g)(h)
(Cost $98,892)	98,883	98,892
TOTAL INVESTMENT IN SECURITIES - 99.7%
(Cost $3,895,029)		3,895,029
NET OTHER ASSETS (LIABILITIES) - 0.3%		9,786
NET ASSETS - 100%		$3,904,815

Security Type Abbreviations

BAN – BOND ANTICIPATION NOTE

CP – COMMERCIAL PAPER

TAN – TAX ANTICIPATION NOTE

TRAN – TAX AND REVENUE ANTICIPATION NOTE

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,455,000 or 0.1% of net assets.

 (c) Provides evidence of ownership in one or more underlying municipal bonds.

 (d) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $125,325,000 or 3.2% of net assets.

 (f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (g) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.

 (h) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Cost (000s)
Allegheny County Hosp. Dev. Auth. Rev. Bonds Series Floaters E72, SIFMA Municipal Swap Index + 0.170% 1.77%, tender 3/1/19 (Liquidity Facility Royal Bank of Canada)	6/1/16 - 1/19/18	$29,885
Baltimore Proj. Rev. Bonds Series Floaters G 28, 1.8%, tender 1/2/19 (Liquidity Facility Royal Bank of Canada)	7/12/18	$700
Board of Regents of The Texas A&M Univ. Sys. Permanent Univ. Fund Bonds Series WF 10 53C, SIFMA Municipal Swap Index + 0.280% 1.78%, tender 1/24/19 (Liquidity Facility Wells Fargo Bank NA)	8/8/11	$5,555
Central Florida Expressway Auth. Rev. Participating VRDN Series Floaters 004, 1.78% 12/12/18 (Liquidity Facility Barclays Bank PLC)	1/18/18	$13,985
Colorado Health Facilities Auth. Rev. Participating VRDN Series Floaters 018, 1.78% 12/12/18 (Liquidity Facility Barclays Bank PLC)	10/15/18	$4,150
Connecticut Gen. Oblig. Participating VRDN Series Floaters 014, 1.78% 12/12/18 (Liquidity Facility Barclays Bank PLC)	6/29/17	$8,100
Harris County Cultural Ed. Facilities Fin. Corp. Rev. Participating VRDN Series Floaters 010, 1.78% 12/12/18 (Liquidity Facility Barclays Bank PLC)	5/31/18	$4,900
Middletown Hosp. Facilities Rev. Participating VRDN Series Floaters 00 31 44, 1.78% 12/12/18 (Liquidity Facility Barclays Bank PLC)	9/14/17	$2,765
Missoula Wtr. Sys. Rev. Participating VRDN Series Floaters 011, 1.78% 12/12/18 (Liquidity Facility Barclays Bank PLC)	7/20/17 - 3/2/18	$10,055
Ohio Higher Edl. Facility Commission Rev. Participating VRDN Series 2017, 1.78% 12/12/18 (Liquidity Facility Barclays Bank PLC)	3/9/17 - 8/6/18	$3,900
Ohio Univ. Gen. Receipts Athens Bonds Series Floaters G 27, 1.8%, tender 6/3/19 (Liquidity Facility Royal Bank of Canada)	7/12/18	$700
Oregon Gen. Oblig. Bonds Series WF11 57 C, SIFMA Municipal Swap Index + 0.280% 1.78%, tender 1/24/19 (Liquidity Facility Wells Fargo Bank NA)	9/24/14	$6,875
Pennsylvania Higher Edl. Facilities Auth. Rev. Bonds Series 2016 E75, SIFMA Municipal Swap Index + 0.170% 1.77%, tender 3/1/19 (Liquidity Facility Royal Bank of Canada)	2/26/18 - 10/9/18	$1,500
Rochester Health Care Facilities Rev. Bonds Series WF11 49 C, SIFMA Municipal Swap Index + 0.280% 1.78%, tender 1/24/19 (Liquidity Facility Wells Fargo Bank NA)	5/5/11	$5,140
Seattle Muni. Lt. & Pwr. Rev. Bonds Series WF 11-18C, SIFMA Municipal Swap Index + 0.280% 1.78%, tender 1/24/19 (Liquidity Facility Wells Fargo Bank NA)	2/11/16	$2,400
Virginia Pub. Bldg. Auth. Pub. Facilities Rev. Bonds Series Floaters G 40, 1.8%, tender 2/1/19 (Liquidity Facility Royal Bank of Canada)	8/2/18	$1,300
Washington Gen. Oblig. Bonds Series WF 11-16C, SIFMA Municipal Swap Index + 0.280% 1.78%, tender 1/24/19 (Liquidity Facility Wells Fargo Bank NA)	2/3/11 - 2/18/16	$23,415

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Tax-Free Cash Central Fund	$1,044
Total	$1,044

Amounts in the income column in the above table exclude any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Tax-Exempt Money Market Fund

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		October 31, 2018
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $3,796,137)	$3,796,137
Fidelity Central Funds (cost $98,892)	98,892
Total Investment in Securities (cost $3,895,029)		$3,895,029
Cash		17
Receivable for investments sold		28,100
Receivable for fund shares sold		8,524
Interest receivable		12,279
Distributions receivable from Fidelity Central Funds		123
Prepaid expenses		8
Receivable from investment adviser for expense reductions		43
Other receivables		98
Total assets		3,944,221
Liabilities
Payable for investments purchased
Regular delivery	$24,251
Delayed delivery	6,055
Payable for fund shares redeemed	7,176
Distributions payable	356
Accrued management fee	818
Distribution and service plan fees payable	45
Other affiliated payables	559
Other payables and accrued expenses	146
Total liabilities		39,406
Net Assets		$3,904,815
Net Assets consist of:
Paid in capital		$3,905,087
Total distributable earnings (loss)		(272)
Net Assets		$3,904,815
Net Asset Value and Maximum Offering Price
Capital Reserves Class:
Net Asset Value, offering price and redemption price per share ($64,296 ÷ 64,214 shares)		$1.00
Daily Money Class:
Net Asset Value, offering price and redemption price per share ($85,230 ÷ 85,122 shares)		$1.00
Fidelity Tax-Exempt Money Market Fund:
Net Asset Value, offering price and redemption price per share ($2,258,115 ÷ 2,255,236 shares)		$1.00
Premium Class:
Net Asset Value, offering price and redemption price per share ($1,497,174 ÷ 1,494,772 shares)		$1.00

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Year ended October 31, 2018
Investment Income
Interest		$55,586
Income from Fidelity Central Funds		1,044
Total income		56,630
Expenses
Management fee	$10,253
Transfer agent fees	6,939
Distribution and service plan fees	611
Accounting fees and expenses	359
Custodian fees and expenses	33
Independent trustees' fees and expenses	17
Registration fees	155
Audit	42
Legal	9
Miscellaneous	18
Total expenses before reductions	18,436
Expense reductions	(870)
Total expenses after reductions		17,566
Net investment income (loss)		39,064
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(269)
Capital gain distributions from Fidelity Central Funds	1
Total net realized gain (loss)		(268)
Net increase in net assets resulting from operations		$38,796

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Year ended October 31, 2018	Year ended October 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$39,064	$17,885
Net realized gain (loss)	(268)	318
Net increase in net assets resulting from operations	38,796	18,203
Distributions to shareholders	(39,355)	–
Distributions to shareholders from net investment income	–	(17,886)
Total distributions	(39,355)	(17,886)
Share transactions - net increase (decrease)	(334,908)	(1,284,821)
Total increase (decrease) in net assets	(335,467)	(1,284,504)
Net Assets
Beginning of period	4,240,282	5,524,786
End of period	$3,904,815	$4,240,282

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Tax-Exempt Money Market Fund Capital Reserves Class

Years ended October 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.004	–A	–A	–A	–A
Net realized and unrealized gain (loss)	–A	–A	.001	–A	–A
Total from investment operations	.004	–A	.001	–A	–A
Distributions from net investment income	(.004)	–A	–A	–A	–A
Distributions from net realized gain	–A	–	(.001)	–A	–
Total distributions	(.004)	–A	(.001)	–A	–A
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB	.44%	.01%	.10%	.02%	.01%
Ratios to Average Net AssetsC,D
Expenses before reductions	.97%	.96%	.97%	.99%	.97%
Expenses net of fee waivers, if any	.95%	.81%	.23%	.06%	.08%
Expenses net of all reductions	.95%	.81%	.23%	.06%	.08%
Net investment income (loss)	.43%	.01%	.07%	.01%	.01%
Supplemental Data
Net assets, end of period (in millions)	$64	$84	$116	$418	$421

 A Amount represents less than $.0005 per share.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Fidelity Tax-Exempt Money Market Fund Daily Money Class

Years ended October 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.007	.001	–A	–A	–A
Net realized and unrealized gain (loss)	–A	–A	.001	–A	–A
Total from investment operations	.007	.001	.001	–A	–A
Distributions from net investment income	(.007)	(.001)	–A	–A	–A
Distributions from net realized gain	–A	–A	(.001)	–A	–
Total distributions	(.007)	(.001)	(.001)	–A	–A
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB	.69%	.14%	.10%	.02%	.01%
Ratios to Average Net AssetsC,D
Expenses before reductions	.72%	.71%	.72%	.73%	.72%
Expenses net of fee waivers, if any	.70%	.69%	.26%	.06%	.08%
Expenses net of all reductions	.70%	.69%	.26%	.06%	.08%
Net investment income (loss)	.68%	.13%	.04%	.01%	.01%
Supplemental Data
Net assets, end of period (in millions)	$85	$117	$157	$364	$362

 A Amount represents less than $.0005 per share.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Fidelity Tax-Exempt Money Market Fund

Years ended October 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.009	.004	.001	–A	–A
Net realized and unrealized gain (loss)A	–	–	–	–	–
Total from investment operations	.009	.004	.001	–A	–A
Distributions from net investment income	(.009)	(.004)	(.001)	–A	–A
Distributions from net realized gain	–A	–	–A	–A	–
Total distributions	(.009)	(.004)	(.001)	–A	–A
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB	.95%	.38%	.12%	.02%	.01%
Ratios to Average Net AssetsC,D
Expenses before reductions	.47%	.46%	.47%	.48%	.47%
Expenses net of fee waivers, if any	.45%	.45%	.24%	.06%	.08%
Expenses net of all reductions	.45%	.45%	.24%	.06%	.08%
Net investment income (loss)	.93%	.37%	.05%	.01%	.01%
Supplemental Data
Net assets, end of period (in millions)	$2,258	$3,093	$4,552	$9,154	$9,232

 A Amount represents less than $.0005 per share.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Fidelity Tax-Exempt Money Market Fund Premium Class

Years ended October 31,	2018	2017	2016	2015 A
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.011	.005	.001	–B
Net realized and unrealized gain (loss)	–B	–B	.001	–B
Total from investment operations	.011	.005	.002	–B
Distributions from net investment income	(.011)	(.005)	(.001)	–B
Distributions from net realized gain	–B	–	(.001)	–B
Total distributions	(.011)	(.005)	(.002)	–B
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00
Total ReturnC,D	1.07%	.50%	.18%	.01%
Ratios to Average Net AssetsE,F
Expenses before reductions	.37%	.36%	.37%	.37%G
Expenses net of fee waivers, if any	.33%	.33%	.22%	.06%G
Expenses net of all reductions	.33%	.33%	.22%	.06%G
Net investment income (loss)	1.05%	.49%	.08%	.01%G
Supplemental Data
Net assets, end of period (in millions)	$1,497	$947	$700	$766

 A For the period April 6, 2015 (commencement of sale of shares) to October 31, 2015.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended October 31, 2018
(Amounts in thousands except percentages)

1. Organization.

Fidelity Treasury Money Market Fund (Treasury Money Market) and Fidelity Tax-Exempt Money Market Fund (Tax-Exempt Money Market) (collectively referred to as "the Funds") are funds of Fidelity Newbury Street Trust (the Trust). Each Fund is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Treasury Money Market offers four classes of shares, Capital Reserves Class, Daily Money Class, Advisor C Class and Fidelity Treasury Money Market Fund. Fidelity Tax-Exempt Money Market Fund offers four classes of shares, Capital Reserves Class, Daily Money Class, Fidelity Tax-Exempt Money Market Fund and Premium Class. Each class has equal rights as to assets and voting privileges and has exclusive voting rights with respect to matters that affect that class. Shares of Tax-Exempt Money Market are only available for purchase by retail shareholders.

2. Investments in Fidelity Central Funds.

The Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Funds' Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Investment Transactions and Income. Security transactions, including the Funds' investment activity in the Fidelity Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in each Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in each accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, respectively.

Tax-Exempt Money Market	$97

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of October 31, 2018, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to deferred trustees compensation, short-term gain distributions from Fidelity Central Funds and capital loss carryforwards and losses deferred due to wash sales.

The Tax-Exempt Money Market fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Treasury Money Market	$14,483,421	$–	$–	$–
Tax-Exempt Money Market	3,895,029	–	–	–

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed tax-exempt income	Undistributed ordinary income	Capital loss carryforward	Net unrealized appreciation (depreciation) on securities and other investments
Treasury Money Market	$–	$40	$(47)	$ -
Tax-Exempt Money Market	98	–	(273)	–

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

	No expiration
	Short-term	Total no expiration	Total capital loss carryfoward
Treasury Money Market	$(47)	$(47)	$(47)
Tax-Exempt Money Market	(273)	(273)	(273)

The tax character of distributions paid was as follows:

October 31, 2018
	Tax-Exempt Income	Ordinary Income	Long-term Capital Gains	Total
Treasury Money Market	$–	$161,920	$–	$161,920
Tax-Exempt Money Market	39,063	–	293	39,356

October 31, 2017
	Tax-Exempt Income	Ordinary Income	Total
Treasury Money Market	$–	$38,322	$38,322
Tax-Exempt Money Market	17,886	–	17,886

Repurchase Agreements. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Funds along with other registered investment companies having management contracts with Fidelity Management and Research Company (FMR), an affiliate of SelectCo, or other affiliated entities of FMR, are permitted to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Funds may also invest directly with institutions in repurchase agreements. For Fidelity Treasury Money Market Fund, repurchase agreements may be collateralized by cash or government securities. For Fidelity Tax-Exempt Money Market Fund, repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Each applicable Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable Fund's Schedule of Investments. Certain Funds may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

New Rule Issuance. During August 2018, the U.S. Securities and Exchange Commission issued Final Rule Release No. 33-10532, Disclosure Update and Simplification. This Final Rule includes amendments specific to registered investment companies that are intended to eliminate overlap in disclosure requirements between Regulation S-X and GAAP. In accordance with these amendments, certain line-items in the Funds' financial statements have been combined or removed for the current period as outlined in the table below.

Financial Statement	Current Line-Item Presentation	Prior Line-Item Presentation
Statement of Assets and Liabilities	Total distributable earnings (loss)	Undistributed/Distributions in excess of/Accumulated net investment income (loss) Accumulated/Undistributed net realized gain (loss) Net unrealized appreciation (depreciation)
Statement of Changes in Net Assets	N/A - removed	Undistributed/Distributions in excess of/Accumulated net investment income (loss) end of period
Statement of Changes in Net Assets	Distributions to shareholders	Distributions to shareholders from net investment income Distributions to shareholders from net realized gain
Distributions to Shareholders Note to Financial Statements	Distributions to shareholders	Distributions to shareholders from net investment income Distributions to shareholders from net realized gain

4. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee that is based on an annual rate of .25% of average net assets.

Under the expense contract, total expenses of Fidelity Treasury Money Market Fund of Treasury Money Market and Premium Class of Tax-Exempt Money Market are limited to an annual rate of .42% and .43%, respectively, of each class' average net assets, with certain exceptions.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, each Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of each Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Treasury Money Market
Capital Reserves Class	.25%	.25%	$6,165	$450
Daily Money Class	-%	.25%	5,487	2,142
Advisor C Class	.75%	.25%	938	245
			$12,590	$2,837
Tax-Exempt Money Market
Capital Reserves Class	.25%	.25%	$364	$351
Daily Money Class	-%	.25%	247	214
			$611	$565

During the period, the investment adviser or its affiliates waived a portion of these fees.

Sales Load. Fidelity Distributors Corporation (FDC) receives the proceeds of contingent deferred sales charges levied on Advisor C class redemptions. These charges depend on the holding period. The deferred sales charges are 1.00% for Treasury Money Market – Advisor C. In addition, FDC receives deferred sales charges of .25% on certain purchases of the Daily Money Class.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Fidelity Treasury Money Market Fund
Daily Money Class	$23
Advisor C Class(a)	$51

 (a) When shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for the Funds. FIIOC receives asset-based fees with respect to each account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Each class pays a transfer agent fee equal to an annual rate of .20% of class-level average net assets with the exception of Premium Class which pays .10% of class-level average net assets.

Under the expense contract, Fidelity Treasury Money Market Fund pays a portion of the transfer agent fee at an annual rate of up to .17% of class-level average net assets. For the reporting period, the total annualized transfer agent fee rate paid was .15% of class-level average net assets.

For the period, transfer agent fees for each class were as follows:

Treasury Money Market
Capital Reserves Class	$2,466
Daily Money Class	4,390
Advisor C Class	188
Fidelity Treasury Money Market Fund	15,174
$22,218
Tax-Exempt Money Market
Capital Reserves Class	$146
Daily Money Class	197
Fidelity Tax-Exempt Money Market Fund	5,332
Premium Class	1,264
$6,939

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains each Fund's accounting records. The fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annual rates:

% of Average Net Assets
Treasury Money Market	.01
Tax-Exempt Money Market	.01

Interfund Trades. The Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act.

5. Expense Reductions.

The investment adviser contractually agreed to reimburse each class of Treasury Money Market and Tax-Exempt Money Market, with the exception of Fidelity Treasury Money Market Fund of Treasury Money Market, to the extent annual operating expenses exceeded certain levels of class-level average net assets as noted in the table below. This reimbursement will remain in place through February 29, 2020. Some expenses, for example the compensation of the independent Trustees and certain other expenses such as interest expense, are excluded from this reimbursement.

The following classes of each applicable Fund were in reimbursement during the period:

	Expense Limitations	Reimbursement
Treasury Money Market
Capital Reserves Class	.95%	$236
Daily Money Class	.70%	451
Advisor C Class	1.45%	19
Tax-Exempt Money Market
Capital Reserves Class	.95%	$11
Daily Money Class	.70%	15
Fidelity Tax-Exempt Money Market Fund	.45%	408
Premium Class	.33%	434

Additionally, the investment adviser or its affiliates voluntarily agreed to waive certain fees in order to maintain a minimum annualized yield of .01%. Such arrangements may be discontinued by the investment adviser at any time. For the period, the amount of the waiver for each class was as follows:

Treasury Money Market
Advisor C Class	$52

In addition, through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each Fund's expenses. All of the applicable expense reductions are noted in the table below.

	Custody expense reduction	Transfer Agent expense reduction
Treasury Money Market	$2
Advisor C Class		$4
Tax-Exempt Money Market	2

6. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended October 31, 2018	Year ended October 31, 2017
Treasury Money Market
Distributions to shareholders
Capital Reserves Class	$9,242	$–
Capital Reserves Class	21,197	–
Advisor C Class	280	–
Fidelity Treasury Money Market Fund	131,201	–
Total	$161,920	$–
From net investment income
Capital Reserves Class	$–	$618
Daily Money Class	–	4,528
Advisor C Class	–	12
Fidelity Treasury Money Market Fund	–	33,164
Total	$–	$38,322
Tax-Exempt Money Market
Distributions to shareholders
Capital Reserves Class	$313	$–
Daily Money Class	671	–
Fidelity Tax-Exempt Money Market Fund	24,734	–
Premium Class	13,637	–
Total	$39,355	$–
From net investment income
Capital Reserves Class	$–	$11
Daily Money Class	–	172
Fidelity Tax-Exempt Money Market Fund	–	13,574
Premium Class	–	4,129
Total	$–	$17,886

7. Share Transactions.

Share transactions for each class of shares at a $1.00 per share were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Year ended October 31, 2018	Year ended October 31, 2017
Treasury Money Market
Capital Reserves Class
Shares sold	6,364,405	4,641,854
Reinvestment of distributions	5,973	396
Shares redeemed	(6,339,228)	(4,727,650)
Net increase (decrease)	31,150	(85,400)
Daily Money Class
Shares sold	10,618,456	12,058,533
Reinvestment of distributions	12,973	2,740
Shares redeemed	(11,276,548)	(13,363,676)
Net increase (decrease)	(645,119)	(1,302,403)
Advisor C Class
Shares sold	97,235	102,678
Reinvestment of distributions	275	11
Shares redeemed	(102,234)	(137,869)
Net increase (decrease)	(4,724)	(35,180)
Fidelity Treasury Money Market Fund
Shares sold	58,875,027	40,630,645
Reinvestment of distributions	86,195	19,557
Shares redeemed	(56,731,799)	(40,067,052)
Net increase (decrease)	2,229,423	583,150
Tax-Exempt Money Market
Capital Reserves Class
Shares sold	3,024	2,929
Reinvestment of distributions	283	10
Shares redeemed	(22,706)	(34,912)
Net increase (decrease)	(19,399)	(31,973)
Daily Money Class
Shares sold	18,422	7,614
Reinvestment of distributions	549	143
Shares redeemed	(50,286)	(48,207)
Net increase (decrease)	(31,315)	(40,450)
Fidelity Tax-Exempt Money Market Fund
Shares sold	284,580	251,792
Reinvestment of distributions	23,639	12,937
Shares redeemed	(1,141,654)	(1,723,564)
Net increase (decrease)	(833,435)	(1,458,835)
Premium Class
Shares sold	1,527,833	677,663
Reinvestment of distributions	11,823	3,658
Shares redeemed	(990,415)	(434,884)
Net increase (decrease)	549,241	246,437

8. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Fidelity Newbury Street Trust and the Shareholders of Fidelity Treasury Money Market Fund and Fidelity Tax-Exempt Money Market Fund:

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Fidelity Treasury Money Market Fund and Fidelity Tax-Exempt Money Market Fund (two of the funds constituting Fidelity Newbury Street Trust, hereafter collectively referred to as the "Funds") as of October 31, 2018, the related statements of operations for the year ended October 31, 2018, the statements of changes in net assets for each of the two years in the period ended October 31, 2018, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2018, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended October 31, 2018 and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds' management. Our responsibility is to express an opinion on the Funds' financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2018 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

PricewaterhouseCoopers LLP

Boston, Massachusetts

December 18, 2018

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, oversee management of the risks associated with such activities and contractual arrangements, and review each fund's performance.  Each of the Trustees oversees 260 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the funds is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Each fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544 for Fidelity® Tax-Exempt Money Market Fund, Fidelity® Treasury Money Market Fund and Premium Class and 1-877-208-0098 for Capital Reserves Class, Daily Money Class and Advisor C Class.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Arthur E. Johnson serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates, and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  The Operations Committee also worked and continues to work with FMR to enhance the stress tests required under SEC regulations for money market funds.  Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-present) and Chairman and Director of FMR (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee of other Fidelity® funds. Ms. McAuliffe previously served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company). Earlier roles at FIL included Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo. Ms. McAuliffe also was the Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe is also a director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Previously, Ms. Acton served as a Member of the Advisory Board of certain Fidelity® funds (2013-2016).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. He serves on the board of directors for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present) and K12 Inc. (technology-based education company, 2012-present). Previously, Mr. Engler served as a Member of the Advisory Board of certain Fidelity® funds (2014-2016), president of the Business Roundtable (2011-2017), a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011), member of the Board of Trustees of the Annie E. Casey Foundation (2004-2015), and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Albert R. Gamper, Jr. (1942)

Year of Election or Appointment: 2006

Trustee

Mr. Gamper also serves as Trustee of other Fidelity® funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), and Member of the Board of Trustees of Barnabas Health Care System (1997-present). Previously, Mr. Gamper served as Chairman (2012-2015) and Vice Chairman (2011-2012) of the Independent Trustees of certain Fidelity® funds and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Mr. Gartland is Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007), and Chase Manhattan Bank (1975-1978).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008), AGL Resources, Inc. (holding company, 2002-2016), and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Vice Chairman of the Independent Trustees

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company (pipeline and tanker operations). Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Santa Catalina Island Company (real estate, 2009-present). Ms. Knowles is a Member of the Investment Company Institute Board of Governors and a Member of the Governing Council of the Independent Directors Council (2014-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002). Ms. Knowles previously served as Vice Chairman of the Independent Trustees of certain Fidelity® funds (2012-2015).

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee of other Fidelity® funds. Mr. Murray is Vice Chairman (2013-present) of Meijer, Inc. (regional retail chain). Previously, Mr. Murray served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Chief Executive Officer (2013-2016) and President (2006-2013) of Meijer, Inc. Mr. Murray serves as a member of the Board of Directors and Nuclear Review and Public Policy and Responsibility Committees of DTE Energy Company (diversified energy company, 2009-present). Mr. Murray also serves as a member of the Board of Directors of Spectrum Health (not-for-profit health system, 2015-present). Mr. Murray previously served as President of Grand Valley State University (2001-2006), Treasurer for the State of Michigan (1999-2001), Vice President of Finance and Administration for Michigan State University (1998-1999), and a member of the Board of Directors and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray is also a director or trustee of many community and professional organizations.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Advisory Board Members and Officers:

Correspondence intended for a Member of the Advisory Board (if any) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.  Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Ann E. Dunwoody (1953)

Year of Election or Appointment: 2018

Member of the Advisory Board

General Dunwoody also serves as a Member of the Advisory Board of other Fidelity® funds. General Dunwoody (United States Army, Retired) was the first woman in U.S. military history to achieve the rank of four-star general and prior to her retirement in 2012 held a variety of positions within the U.S. Army, including Commanding General, U.S. Army Material Command (2008-2012). She is the President of First to Four LLC (leadership and mentoring services, 2012-present). She also serves as a member of the Board of Directors and Nominating and Corporate Governance Committee of L3 Technologies, Inc. (communication, electronic, sensor, and aerospace systems, 2013-present), Board of Directors and Nomination and Corporate Governance Committees of Kforce Inc. (professional staffing services, 2016-present) and Board of Directors of Automattic Inc. (software engineering, 2018-present). Previously, General Dunwoody served as a member of the Board of Directors and Audit and Sustainability and Corporate Responsibility Committees of Republic Services, Inc. (waste collection, disposal and recycling, 2013-2016). Ms. Dunwoody also serves on several boards for non-profit organizations, including as a member of the Board of Directors, Chair of the Nomination and Governance Committee and member of the Audit Committee of Logistics Management Institute (consulting non-profit, 2012-present), a member of the Board of Directors of the Army Historical Foundation (2015-present), a member of the Council of Trustees for the Association of the United States Army (advocacy non-profit, 2013-present) and a member of the Board of Trustees of Florida Institute of Technology (2015-present) and ThanksUSA (military family education non-profit, 2014-present).

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

John J. Burke III (1964)

Year of Election or Appointment: 2018

Chief Financial Officer

Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).

William C. Coffey (1969)

Year of Election or Appointment: 2018

Secretary and Chief Legal Officer (CLO)

Mr. Coffey also serves as Secretary and CLO of other funds. Mr. Coffey serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company and FMR Co., Inc. (investment adviser firms, 2018-present); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2018-present); and CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2018-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Assistant Secretary of certain funds (2009-2018) and as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as President and Treasurer of certain Fidelity® funds (2013-2018). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

President and Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato is an employee of Fidelity Investments (2017-present). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Assistant Treasurer of certain Fidelity® funds (2016-2018).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight, serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

John B. McGinty, Jr. (1962)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. McGinty also serves as Chief Compliance Officer of other funds. Mr. McGinty is Senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments (2016-present). Mr. McGinty previously served as Vice President, Senior Attorney at Eaton Vance Management (investment management firm, 2015-2016), and prior to Eaton Vance as global CCO for all firm operations and registered investment companies at GMO LLC (investment management firm, 2009-2015). Before joining GMO LLC, Mr. McGinty served as Senior Vice President, Deputy General Counsel for Fidelity Investments (2007-2009).

Rieco E. Mello (1969)

Year of Election or Appointment: 2017

Assistant Treasurer

Mr. Mello also serves as Assistant Treasurer of other funds. Mr. Mello serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (1995-present).

Jason P. Pogorelec (1975)

Year of Election or Appointment: 2015

Assistant Secretary

Mr. Pogorelec also serves as Assistant Secretary of other funds. Mr. Pogorelec serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2006-present).

Nancy D. Prior (1967)

Year of Election or Appointment: 2014

Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as President Fixed Income, High Income/Emerging Market Debt and Multi Asset Class Strategies of FIAM LLC (2018-present), President (2016-present) and Director (2014-present) of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm), President, Fixed Income (2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice Chairman of FIAM LLC (investment adviser firm, 2014-2018), a Director of FMR Investment Management (UK) Limited (investment adviser firm, 2015-2018), President Multi-Asset Class Strategies of FMR's Global Asset Allocation Division (2017-2018), Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond Group of Fidelity Management & Research (FMR) (investment adviser firm, 2013-2014), President, Money Market Group of FMR (2011-2013), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of certain Fidelity® funds (2008-2009).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2018) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche (accounting firm, 2005-2013).

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2018 to October 31, 2018).

Actual Expenses

The first line of the accompanying table for each Class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a Class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee, which was eliminated effective August 1, 2018, is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each Class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee, which was eliminated effective August 1, 2018, is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value May 1, 2018	Ending Account Value October 31, 2018	Expenses Paid During Period-B May 1, 2018 to October 31, 2018
Treasury Money Market
Capital Reserves Class	.95%
Actual		$1,000.00	$1,005.20	$4.80
Hypothetical-C		$1,000.00	$1,020.42	$4.84
Daily Money Class	.70%
Actual		$1,000.00	$1,006.50	$3.54
Hypothetical-C		$1,000.00	$1,021.68	$3.57
Advisor C Class	1.45%
Actual		$1,000.00	$1,002.70	$7.32
Hypothetical-C		$1,000.00	$1,017.90	$7.38
Fidelity Treasury Money Market Fund	.42%
Actual		$1,000.00	$1,007.90	$2.13
Hypothetical-C		$1,000.00	$1,023.09	$2.14
Tax-Exempt Money Market
Capital Reserves Class	.95%
Actual		$1,000.00	$1,002.70	$4.80
Hypothetical-C		$1,000.00	$1,020.42	$4.84
Daily Money Class	.70%
Actual		$1,000.00	$1,004.00	$3.54
Hypothetical-C		$1,000.00	$1,021.68	$3.57
Fidelity Tax-Exempt Money Market Fund	.45%
Actual		$1,000.00	$1,005.20	$2.27
Hypothetical-C		$1,000.00	$1,022.94	$2.29
Premium Class	.33%
Actual		$1,000.00	$1,005.80	$1.67
Hypothetical-C		$1,000.00	$1,023.54	$1.68

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period).

 C 5% return per year before expenses

Distributions (Unaudited)

A percentage of the dividends distributed during the fiscal year for the following funds was derived from interest on U.S. Government securities which is generally exempt from state income tax:

Treasury Money Market Fund	43.40%

A percentage of the dividends distributed during the fiscal year for the following fund was free from federal income tax:

Tax-Exempt Money Market Fund	100%

The funds hereby designate the amounts noted below as distributions paid during the period January 1, 2018 to October 31, 2018 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders:

Treasury Money Market Fund	$110,538,070

The funds will notify shareholders in January 2019 of amounts for use in preparing 2018 income tax returns.

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Tax-Exempt Money Market Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for each fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of each fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2018 meeting, the Board unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness of each fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationships with each fund; and (iv) the extent to which, if any, economies of scale exist and would be realized as each fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for each fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of each fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that each fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the funds, including the backgrounds of investment personnel of Fidelity, and also considered the funds' investment objectives, strategies, and related investment philosophies. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for each fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain growth equity funds and index funds; (vii) lowering expense caps for certain existing funds and classes, and converting certain voluntary expense caps to contractual caps, to reduce expenses borne by shareholders; (viii) eliminating short-term redemption fees for funds that had such fees; (ix) rationalizing product lines and gaining increased efficiencies from fund mergers and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xi) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for each fund for different time periods, measured against a peer group of funds with similar objectives ("peer group").

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to the gross performance of appropriate peer groups, over appropriate time periods that may include full market cycles, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; the fund's market value NAV over time and its resilience under various stressed conditions; and fund cash flows and other factors.

The Board recognizes that in interest rate environments where many competitors waive fees to maintain a minimum yield, relative money market fund performance on a net basis (after fees and expenses) may not be particularly meaningful due to miniscule performance differences among competitor funds. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for each fund and an appropriate peer group for the most recent one-, three-, and five-year periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should continue to benefit the shareholders of each fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered each fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than a fund. The funds' actual TMG %s and the number of funds in the Total Mapped Group are in the charts below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee rate ranked, is also included in the charts and was considered by the Board.

Fidelity Tax-Exempt Money Market Fund

Historical Management Fees (BP) vs. Competitive Medians (BP):
Tax-Exempt Money Market
Total Mapped Group Median (TMG)
Asset-Size Peer Group Median (ASPG)
37
38
36
35
34
34
33
33
31
32
25
25
25
25
25
2013
2014
2015
2016
2017

	2013	2014	2015	2016	2017
TMG %	24%	25%	27%	31%	38%
Funds	148	138	121	90	72
ASPG Quartile	2nd	2nd	2nd	2nd	2nd

Fidelity Treasury Money Market Fund

Historical Management Fees (BP) vs. Competitive Medians (BP):

Treasury Money Market
Total Mapped Group Median (TMG)
Asset-Size Peer Group Median (ASPG)
34
34
34
32
32
29
32
29
29
29
25
25
25
25
25
2013
2014
2015
2016
2017

	2013	2014	2015	2016	2017
TMG %	24%	25%	23%	32%	33%
Funds	191	180	156	131	142
ASPG Quartile	2nd	1st	2nd	2nd	2nd

The Board noted that each fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2017.

The Board noted that it and the boards of other Fidelity funds formed an ad hoc Committee on Group Fee, which meets periodically, to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component (such as the funds) and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of the total expense ratio of each class of each fund, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for each fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of each fund compared to competitive fund median expenses. Each class of each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that each fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes of each fund vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

The Board noted that the total expense ratio of Premium Class of Fidelity Tax-Exempt Money Market Fund ranked below the competitive median for 2017 and the total expense ratio of each of Daily Money Class, Capital Reserves Class and the retail class ranked above the competitive median for 2017.

The Board noted that the total expense ratio of the retail class of Fidelity Treasury Money Market Fund ranked equal to the competitive median for 2017 and the total expense ratio of each of Daily Money Class, Capital Reserves Class, and Advisor Class C ranked above the competitive median for 2017.

The Board considered that, in general, various factors can affect total expense ratios. The Board considered that the competitive data reflects periods for which many competitor funds waived fees or reimbursed expenses in order to maintain a minimum yield. The Board also considered that, as interest rates rise, many competitors have eliminated such waivers, but the externally sourced competitive data for 2017 had not yet caught up to the fiscal periods during which competitors have stopped waiving fees to maintain minimum yields. The Board noted that, excluding fee waivers and reimbursements, the total expense ratio of the retail class of Fidelity Tax-Exempt Money Market Fund ranked below the median.

The total expense ratio of each of the following classes ranked above the competitive median for 2017 due to 12b-1 fees: Daily Money Class and Capital Reserves Class of each fund and Advisor Class C of Fidelity Treasury Money Market Fund. The Board noted that, excluding fee waivers and 12b-1 fees, the total expense ratio of each such class of each fund, as applicable, ranked below the median.

The Board considered that current contractual arrangements for the funds oblige FMR to pay all "class-level" expenses of the retail class of Treasury Money Market Fund and Premium Class of Tax-Exempt Money Market Fund to the extent necessary to limit total operating expenses, with certain exceptions, as follows: retail class of Treasury Money Market Fund: 0.42%; and Premium Class of Tax-Exempt Money Market Fund: 0.43%. These contractual arrangements may not be amended to increase the fees or expenses payable except by a vote of a majority of the Board and by a vote of a majority of the outstanding voting securities of the applicable class. The Board further considered that FMR has contractually agreed to reimburse Daily Money Class, Capital Reserves Class, and Advisor Class C of Treasury Money Market Fund to the extent that total operating expenses (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, fees and expenses of the Independent Trustees, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of their respective average net assets, exceed 0.70%, 0.95%, and 1.45% through December 31, 2018. The Board further considered that FMR has contractually agreed to reimburse Daily Money Class, Capital Reserves Class, Premium Class, and the retail class of Tax-Exempt Money Market Fund to the extent that total operating expenses (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, fees and expenses of the Independent Trustees, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of their respective average net assets, exceed 0.70%, 0.95%, 0.33%, and 0.45% through December 31, 2018.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of each fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and servicing each fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with each fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that, due to the fund's current contractual arrangements, the expense ratio of the retail class of Treasury Money Market Fund and Premium Class of Tax-Exempt Money Market Fund will not decline if the class's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of Fidelity's voluntary expense limitation agreements; (vi) the methodology with respect to competitive fund data and peer group classifications; (vii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (viii) new developments in the retail and institutional marketplaces and the competitive positioning of the funds relative to other investment products and services; (ix) the impact of recent changes to the money market fund landscape, including the full implementation of money market fund reform and rising interest rates, on Fidelity's money market funds; (x) the funds' share class structures and distribution channels; and (xi) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain classes. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that each fund's Advisory Contracts should be renewed.

DMFI-ANN-1218
1.538749.121

Item 2.

Code of Ethics

As of the end of the period, October 31, 2018, Fidelity Newbury Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Elizabeth S. Acton is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Ms. Acton is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by PricewaterhouseCoopers LLP (“PwC”) in each of the last two fiscal years for services rendered to Fidelity Tax-Exempt Money Market Fund and Fidelity Treasury Money Market Fund (the “Funds”):

Services Billed by PwC

October 31, 2018 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Tax-Exempt Money Market Fund	$35,000	$2,900	$2,000	$1,700
Fidelity Treasury Money Market Fund	$41,000	$3,400	$2,900	$2,000

October 31, 2017 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Tax-Exempt Money Market Fund	$34,000	$3,100	$2,200	$1,500
Fidelity Treasury Money Market Fund	$39,000	$3,600	$2,200	$1,800

A Amounts may reflect rounding.

The following table presents fees billed by PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Funds and that are rendered on behalf of Fidelity Management & Research Company (“FMR”) and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Funds (“Fund Service Providers”):

Services Billed by PwC

	October 31, 2018A	October 31, 2017A
Audit-Related Fees	$7,745,000	$12,525,000
Tax Fees	$20,000	$155,000
All Other Fees	$-	$-

A Amounts may reflect rounding.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by PwC for services rendered to the Funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Funds are as follows:

Billed By	October 31, 2018A	October 31, 2017A
PwC	$10,775,000	$15,280,000

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by PwC to Fund Service Providers to be compatible with maintaining the independence of PwC in its audit of the Funds, taking into account representations from PwC, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Funds and its related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee periodically.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Funds’ last two fiscal years relating to services provided to (i) the Funds or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Funds.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Newbury Street Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	December 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	December 26, 2018

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	December 26, 2018